Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)
Common Stocks 96.0%
Communication Services 3.1%
Diversified Telecommunication Services 0.5%
ATN International, Inc.	1,795	101,220
Cincinnati Bell, Inc.*	7,672	73,191
Cogent Communications Holdings, Inc.	7,212	391,251
Consolidated Communications Holdings, Inc. (a)	12,070	131,684
Frontier Communications Corp.* (a)	18,655	37,124
Intelsat SA*	9,579	150,007
Iridium Communications, Inc.*	16,507	436,445
Ooma, Inc.*	3,293	43,599
Orbcomm, Inc.*	12,568	85,211
pdvWireless, Inc.*	1,651	58,049
Vonage Holdings Corp.*	38,029	381,811
		1,889,592
Entertainment 0.5%
AMC Entertainment Holdings, Inc. "A"	8,934	132,670
Eros International PLC* (a)	5,914	54,054
Glu Mobile, Inc.*	19,176	209,786
IMAX Corp.*	9,227	209,268
Liberty Media Corp.-Liberty Braves "A"*	1,750	48,895
Liberty Media Corp.-Liberty Braves "C"*	6,130	170,230
LiveXLive Media, Inc.* (a)	5,338	28,718
Marcus Corp.	3,448	138,092
Reading International, Inc. "A"*	2,982	47,593
Rosetta Stone, Inc.*	3,477	75,973
World Wrestling Entertainment, Inc. "A"	7,400	642,172
		1,757,451
Interactive Media & Services 0.4%
Care.com, Inc.*	3,361	66,413
Cargurus, Inc.*	8,598	344,436
Cars.com, Inc.*	11,897	271,252
Liberty TripAdvisor Holdings, Inc. "A"*	12,457	176,765
Meet Group, Inc.*	11,747	59,088
QuinStreet, Inc.*	7,657	102,527
Travelzoo*	892	11,953
TrueCar, Inc.*	15,888	105,496
Yelp, Inc.*	13,952	481,344
		1,619,274
Media 1.5%
Beasley Broadcast Group, Inc. "A"	1,876	7,466
Boston Omaha Corp. "A"*	948	23,643
Cardlytics, Inc.*	1,029	17,020
Central European Media Enterprises Ltd. "A"*	14,108	56,150
Clear Channel Outdoor Holdings, Inc. "A"*	6,625	35,444
Daily Journal Corp.*	180	38,538
Emerald Expositions Events, Inc.	4,132	52,476
Entercom Communications Corp. "A"	22,027	115,642
Entravision Communications Corp. "A"	10,622	34,415
Fluent, Inc.*	5,207	29,263
Gannett Co., Inc.	19,490	205,425
Gray Television, Inc.*	13,748	293,657
Hemisphere Media Group, Inc.*	3,256	45,910
Liberty Latin America Ltd. "A"*	7,439	143,870
Liberty Latin America Ltd. "C"*	19,568	380,598
Loral Space & Communications, Inc.*	2,201	79,346
MDC Partners, Inc. "A"*	10,611	23,875
Meredith Corp. (a)	6,783	374,828
MSG Networks, Inc. "A"*	10,169	221,176
National CineMedia, Inc.	13,222	93,215
New Media Investment Group, Inc.	10,234	107,457
New York Times Co. "A"	22,596	742,279
Nexstar Media Group, Inc. "A"	7,706	835,099
Saga Communications, Inc. "A"	704	23,366
Scholastic Corp.	4,903	194,943
Sinclair Broadcast Group, Inc. "A"	11,641	447,946
TechTarget, Inc.*	3,393	55,204
TEGNA, Inc.	37,322	526,240
The E.W. Scripps Co. "A"	7,620	160,020
Tribune Publishing Co.*	2,755	32,481
WideOpenWest, Inc.*	5,228	47,575
		5,444,567
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	7,050	164,124
Gogo, Inc.* (a)	10,268	46,103
NII Holdings, Inc.*	15,092	29,580
Shenandoah Telecommunications Co.	8,032	356,300
Spok Holdings, Inc.	3,208	43,693
		639,800
Consumer Discretionary 11.5%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	19,175	274,394
Cooper Tire & Rubber Co.	8,723	260,730
Cooper-Standard Holdings, Inc.*	3,046	143,040
Dana, Inc.	25,133	445,859
Dorman Products, Inc.*	4,618	406,800
Fox Factory Holding Corp.*	6,203	433,528
Gentherm, Inc.*	5,988	220,718
LCI Industries	4,202	322,798
Modine Manufacturing Co.*	8,502	117,923
Motorcar Parts of America, Inc.*	3,162	59,667
Shiloh Industries, Inc.*	2,687	14,778
Standard Motor Products, Inc.	3,647	179,068
Stoneridge, Inc.*	4,696	135,526
Superior Industries International, Inc.	4,559	21,701
Tenneco, Inc. "A"	8,736	193,590
Tower International, Inc.	3,394	71,376
		3,301,496
Automobiles 0.0%
Winnebago Industries, Inc.	5,318	165,656
Distributors 0.1%
Core-Mark Holding Co., Inc.	7,845	291,285
Funko, Inc. "A"*	1,898	41,224
Weyco Group, Inc.	1,079	33,406
		365,915
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	9,853	456,391
American Public Education, Inc.*	2,759	83,101
Career Education Corp.*	11,689	193,102
Carriage Services, Inc.	2,888	55,594
Chegg, Inc.*	18,654	711,090
Houghton Mifflin Harcourt Co.*	17,784	129,290
K12, Inc.*	6,437	219,695
Laureate Education, Inc. "A"*	16,328	244,430
Regis Corp.*	5,277	103,799
Sotheby's*	5,712	215,628
Strategic Education, Inc.	3,596	472,191
Weight Watchers International, Inc.*	6,629	133,574
		3,017,885
Hotels, Restaurants & Leisure 2.9%
BBX Capital Corp.	11,162	66,079
Belmond Ltd. "A"*	15,441	384,944
Biglari Holdings, Inc. "A"*	19	13,973
Biglari Holdings, Inc. "B"*	164	23,183
BJ's Restaurants, Inc.	3,560	168,317
Bloomin' Brands, Inc.	14,289	292,210
Bluegreen Vacations Corp. (a)	1,381	20,522
Boyd Gaming Corp.	14,174	387,801
Brinker International, Inc.	6,443	285,940
Carrols Restaurant Group, Inc.*	6,128	61,096
Century Casinos, Inc.*	4,803	43,515
Churchill Downs, Inc.	6,083	549,052
Chuy's Holdings, Inc.*	2,930	66,716
Cracker Barrel Old Country Store, Inc. (a)	3,319	536,384
Dave & Buster's Entertainment, Inc.	6,652	331,735
Del Frisco's Restaurant Group, Inc.*	5,911	37,890
Del Taco Restaurants, Inc.*	5,080	51,105
Denny's Corp.*	10,522	193,079
Dine Brands Global, Inc.	2,882	263,098
Drive Shack, Inc.*	10,496	47,127
El Pollo Loco Holdings, Inc.*	3,848	50,062
Eldorado Resorts, Inc.*	11,328	528,904
Empire Resorts, Inc.*	587	5,899
Fiesta Restaurant Group, Inc.*	3,980	52,178
Golden Entertainment, Inc.*	3,057	43,287
International Speedway Corp. "A"	3,992	174,171
J. Alexander's Holdings, Inc.*	2,340	22,979
Jack in the Box, Inc.	4,409	357,394
Lindblad Expeditions Holdings, Inc.*	3,736	56,974
Marriott Vacations Worldwide Corp.	6,697	626,169
Monarch Casino & Resort, Inc.*	1,945	85,424
Nathan's Famous, Inc.	458	31,327
Noodles & Co.*	2,655	18,054
Papa John's International, Inc. (a)	3,821	202,322
Penn National Gaming, Inc.*	18,911	380,111
Planet Fitness, Inc. "A"*	15,223	1,046,125
PlayAGS, Inc.*	3,774	90,312
Potbelly Corp.*	3,542	30,142
RCI Hospitality Holdings, Inc.	1,483	34,065
Red Lion Hotels Corp.*	2,747	22,196
Red Robin Gourmet Burgers, Inc.*	2,241	64,563
Red Rock Resorts, Inc. "A"	11,961	309,192
Ruth's Hospitality Group, Inc.	4,987	127,617
Scientific Games Corp. "A"*	9,546	194,929
SeaWorld Entertainment, Inc.*	9,453	243,509
Shake Shack, Inc. "A"*	4,245	251,092
Speedway Motorsports, Inc.	2,107	30,488
Texas Roadhouse, Inc.	11,672	725,882
The Cheesecake Factory, Inc.	7,292	356,725
The Habit Restaurants, Inc. "A"*	3,305	35,760
Town Sports International Holdings, Inc.*	2,712	12,909
Wingstop, Inc.	5,000	380,150
		10,414,677
Household Durables 1.6%
Bassett Furniture Industries, Inc.	1,824	29,932
Beazer Homes U.S.A., Inc.*	4,948	56,951
Cavco Industries, Inc.*	1,469	172,652
Century Communities, Inc.*	4,493	107,697
Ethan Allen Interiors, Inc.	3,971	75,965
Flexsteel Industries, Inc.	1,324	30,704
GoPro, Inc. "A"* (a)	19,733	128,265
Green Brick Partners, Inc.*	3,916	34,265
Hamilton Beach Brands Holding Co. "A"	1,206	25,881
Helen of Troy Ltd.*	4,421	512,659
Hooker Furniture Corp.	1,944	56,046
Hovnanian Enterprises, Inc. "A"*	911	9,997
Installed Building Products, Inc.*	3,766	182,651
iRobot Corp.* (a)	4,636	545,611
KB HOME	14,766	356,894
La-Z-Boy, Inc.	8,024	264,712
Legacy Housing Corp.*	766	9,115
LGI Homes, Inc.*	3,176	191,322
Lifetime Brands, Inc.	2,187	20,667
Lovesac Co.*	1,025	28,505
M.D.C. Holdings, Inc.	8,406	244,278
M/I Homes, Inc.*	4,637	123,437
Meritage Homes Corp.*	6,550	292,850
New Home Co., Inc.*	2,265	10,781
Purple Innovation, Inc.*	805	3,735
Roku, Inc.*	7,452	480,729
Skyline Champion Corp.	5,731	108,889
Sonos, Inc.*	2,988	30,747
Taylor Morrison Home Corp. "A"*	19,767	350,864
TopBuild Corp.*	6,093	394,948
TRI Pointe Group, Inc.*	24,357	307,872
Tupperware Brands Corp.	8,377	214,284
Turtle Beach Corp.* (a)	1,476	16,767
Universal Electronics, Inc.*	2,373	88,157
Vuzix Corp.* (a)	4,415	13,510
William Lyon Homes "A"*	5,448	83,736
ZAGG, Inc.*	4,638	42,067
		5,648,142
Internet & Direct Marketing Retail 0.9%
1-800 FLOWERS.COM, Inc. "A"*	4,416	80,504
Duluth Holdings, Inc. "B"*	1,523	36,308
Etsy, Inc.*	20,542	1,380,833
Gaia, Inc.*	2,099	19,206
Groupon, Inc.*	76,585	271,877
Lands' End, Inc.*	1,678	27,871
Leaf Group Ltd.*	3,048	24,445
Liberty Expedia Holdings, Inc. "A"*	9,356	400,437
Liquidity Services, Inc.*	4,921	37,941
Overstock.com, Inc.* (a)	3,911	65,001
PetMed Express, Inc. (a)	3,415	77,794
Quotient Technology, Inc.*	13,655	134,775
Remark Holdings, Inc.*	5,116	9,464
Shutterfly, Inc.*	5,747	233,558
Shutterstock, Inc.	3,214	149,869
Stamps.com, Inc.*	3,022	246,021
		3,195,904
Leisure Products 0.3%
Acushnet Holdings Corp.	5,962	137,961
American Outdoor Brands Corp.*	9,293	86,797
Callaway Golf Co.	16,280	259,340
Clarus Corp.	3,799	48,665
Escalade, Inc.	1,919	21,435
Johnson Outdoors, Inc. "A"	813	58,016
Malibu Boats, Inc. "A"*	3,539	140,074
Marine Products Corp.	1,244	16,757
MasterCraft Boat Holdings, Inc.*	3,265	73,691
Nautilus, Inc.*	4,738	26,343
Sturm, Ruger & Co., Inc.	2,917	154,659
Vista Outdoor, Inc.*	9,867	79,035
YETI Holdings, Inc.* (a)	2,997	90,659
		1,193,432
Multiline Retail 0.3%
Big Lots, Inc.	6,908	262,642
Dillard's, Inc. "A" (a)	1,899	136,766
J.C. Penney Co., Inc.* (a)	53,527	79,755
Ollie's Bargain Outlet Holdings, Inc.*	8,552	729,742
		1,208,905
Specialty Retail 2.9%
Aaron's, Inc.	11,912	626,571
Abercrombie & Fitch Co. "A"	11,313	310,089
America's Car-Mart, Inc.*	1,008	92,071
American Eagle Outfitters, Inc.	27,753	615,284
Asbury Automotive Group, Inc.*	3,342	231,801
Ascena Retail Group, Inc.*	29,730	32,108
At Home Group, Inc.*	7,719	137,861
Barnes & Noble Education, Inc.*	6,504	27,317
Barnes & Noble, Inc.	10,664	57,906
Bed Bath & Beyond, Inc. (a)	22,590	383,804
Big 5 Sporting Goods Corp. (a)	4,080	12,974
Boot Barn Holdings, Inc.*	4,812	141,665
Caleres, Inc.	7,240	178,756
Camping World Holdings, Inc. "A" (a)	5,568	77,451
Carvana Co.* (a)	5,566	323,162
Cato Corp. "A"	3,737	55,980
Chico's FAS, Inc.	21,360	91,207
Citi Trends, Inc.	2,158	41,671
Conn's, Inc.*	3,378	77,221
Designer Brands, Inc.	11,819	262,618
Express, Inc.*	11,031	47,213
Five Below, Inc.*	9,398	1,167,702
Francesca's Holdings Corp.*	6,472	4,378
GameStop Corp. "A" (a)	17,239	175,148
Genesco, Inc.*	3,391	154,460
GNC Holdings, Inc. "A"* (a)	15,167	41,406
Group 1 Automotive, Inc.	3,179	205,681
Guess?, Inc.	9,902	194,079
Haverty Furniture Companies, Inc.	3,282	71,810
Hibbett Sports, Inc.*	3,063	69,867
Hudson Ltd. "A"*	6,822	93,803
J. Jill, Inc.	3,079	16,904
Kirkland's, Inc.*	2,633	18,510
Lithia Motors, Inc. "A"	3,826	354,862
Lumber Liquidators Holdings, Inc.* (a)	4,667	47,137
MarineMax, Inc.*	3,730	71,467
Monro, Inc.	5,476	473,784
Murphy USA, Inc.*	5,184	443,854
National Vision Holdings, Inc.*	10,810	339,758
Office Depot, Inc.	93,763	340,360
Party City Holdco, Inc.*	9,755	77,455
Pier 1 Imports, Inc.*	15,353	11,722
Rent-A-Center, Inc.*	7,651	159,676
RH*	3,266	336,235
RTW RetailWinds, Inc.*	5,437	13,049
Sally Beauty Holdings, Inc.*	20,737	381,768
Shoe Carnival, Inc. (a)	1,802	61,322
Signet Jewelers Ltd.	8,934	242,647
Sleep Number Corp.*	5,616	263,952
Sonic Automotive, Inc. "A"	4,105	60,795
Sportsman's Warehouse Holdings, Inc.*	6,774	32,515
Tailored Brands, Inc. (a)	8,403	65,880
The Buckle, Inc. (a)	4,940	92,477
The Children's Place, Inc.	2,683	261,002
The Container Store Group, Inc.*	2,885	25,388
Tile Shop Holdings, Inc.	6,640	37,582
Tilly's, Inc. "A"	3,734	41,559
Winmark Corp.	425	80,151
Zumiez, Inc.*	3,190	79,399
		10,434,274
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	11,374	292,880
Culp, Inc.	2,036	39,152
Deckers Outdoor Corp.*	5,026	738,772
Fossil Group, Inc.* (a)	7,809	107,139
G-III Apparel Group Ltd.*	7,467	298,381
Movado Group, Inc.	2,691	97,899
Oxford Industries, Inc.	2,873	216,222
Rocky Brands, Inc.	1,087	26,044
Steven Madden Ltd.	14,965	506,416
Superior Group of Company, Inc.	1,638	27,224
Unifi, Inc.*	2,640	51,084
Vera Bradley, Inc.*	3,753	49,727
Wolverine World Wide, Inc.	15,868	566,964
		3,017,904
Consumer Staples 2.7%
Beverages 0.3%
Castle Brands, Inc.*	16,961	11,813
Celsius Holdings, Inc.* (a)	4,260	18,148
Coca-Cola Bottling Co. Consolidated	809	232,855
Craft Brew Alliance, Inc.*	2,047	28,617
MGP Ingredients, Inc. (a)	2,274	175,439
National Beverage Corp.	2,022	116,730
Primo Water Corp.*	5,580	86,267
The Boston Beer Co., Inc. "A"*	1,421	418,811
		1,088,680
Food & Staples Retailing 0.6%
BJ's Wholesale Club Holdings, Inc.*	21,909	600,307
Ingles Markets, Inc. "A"	2,315	63,940
Natural Grocers by Vitamin Cottage, Inc.*	1,700	20,315
Performance Food Group Co.*	17,494	693,462
PriceSmart, Inc.	3,781	222,625
Rite Aid Corp.* (a)	181,041	114,961
Smart & Final Stores, Inc.*	3,468	17,132
SpartanNash Co.	6,098	96,775
The Andersons, Inc.	4,644	149,676
The Chefs' Warehouse, Inc.*	3,719	115,475
United Natural Foods, Inc.*	8,812	116,495
Village Super Market, Inc. "A"	1,478	40,394
Weis Markets, Inc.	1,609	65,663
		2,317,220
Food Products 1.1%
Alico, Inc.	530	14,421
B&G Foods, Inc. (a)	11,305	276,068
Cal-Maine Foods, Inc.	5,381	240,154
Calavo Growers, Inc.	2,731	228,994
Darling Ingredients, Inc.*	28,225	611,071
Dean Foods Co.	15,627	47,350
Farmer Brothers Co.*	1,808	36,178
Fresh Del Monte Produce, Inc.	5,248	141,853
Freshpet, Inc.*	4,511	190,770
Hostess Brands, Inc.*	17,039	212,988
J & J Snack Foods Corp.	2,591	411,555
John B. Sanfilippo & Son, Inc.	1,450	104,212
Lancaster Colony Corp.	3,254	509,869
Landec Corp.*	4,155	51,023
Limoneira Co.	2,439	57,390
Sanderson Farms, Inc.	3,400	448,256
Seneca Foods Corp. "A"*	1,168	28,733
Simply Good Foods Co.*	10,381	213,745
Tootsie Roll Industries, Inc. (a)	2,868	106,786
		3,931,416
Household Products 0.2%
Central Garden & Pet Co.*	1,681	42,966
Central Garden & Pet Co. "A"*	7,175	166,819
Oil-Dri Corp. of America	930	28,960
WD-40 Co.	2,349	398,015
		636,760
Personal Products 0.3%
Edgewell Personal Care Co.*	9,288	407,650
elf Beauty, Inc.*	3,565	37,789
Inter Parfums, Inc.	2,990	226,851
Medifast, Inc.	2,010	256,376
Natural Health Trends Corp.	1,400	18,144
Nature's Sunshine Products, Inc.*	1,427	13,257
Revlon, Inc. "A"* (a)	1,260	24,419
USANA Health Sciences, Inc.*	2,178	182,669
		1,167,155
Tobacco 0.2%
22nd Century Group, Inc.* (a)	19,003	32,495
Pyxus International, Inc.*	1,386	33,112
Turning Point Brands, Inc.	1,410	64,987
Universal Corp.	4,266	245,850
Vector Group Ltd.	17,650	190,443
		566,887
Energy 3.6%
Energy Equipment & Services 1.3%
Archrock, Inc.	21,860	213,791
Basic Energy Services, Inc.*	3,601	13,684
Bristow Group, Inc.* (a)	6,288	6,980
C&J Energy Services, Inc.*	10,916	169,416
Cactus, Inc. "A"*	6,531	232,504
CARBO Ceramics, Inc.*	3,739	13,086
Covia Holdings Corp.*	4,953	27,687
Dawson Geophysical Co.*	3,959	11,600
Diamond Offshore Drilling, Inc.* (a)	11,160	117,068
DMC Global, Inc.	2,443	121,270
Dril-Quip, Inc.*	6,147	281,840
Era Group, Inc.*	3,590	41,429
Exterran Corp.*	5,556	93,619
Forum Energy Technologies, Inc.*	13,757	70,298
Frank's International NV*	12,542	77,886
FTS International, Inc.*	5,342	53,420
Helix Energy Solutions Group, Inc.*	24,211	191,509
Independence Contract Drilling, Inc.*	8,662	23,994
ION Geophysical Corp.*	1,649	23,812
Keane Group, Inc.*	8,618	93,850
Key Energy Services, Inc.*	2,009	8,156
KLX Energy Services Holdings, Inc.*	3,451	86,758
Liberty Oilfield Services, Inc. "A"	7,604	117,026
Mammoth Energy Services, Inc.	2,252	37,496
Matrix Service Co.*	4,547	89,030
McDermott International, Inc.*	30,860	229,598
Natural Gas Services Group*	2,005	34,707
NCS Multistage Holdings, Inc.*	1,648	8,537
Newpark Resources, Inc.*	15,307	140,212
Nine Energy Service, Inc.*	2,430	55,039
Noble Corp. PLC*	42,465	121,874
Oceaneering International, Inc.*	17,004	268,153
Oil States International, Inc.*	10,253	173,891
Pioneer Energy Services Corp.*	14,307	25,323
Profire Energy, Inc.*	4,453	7,971
ProPetro Holding Corp.*	12,187	274,695
Quintana Energy Services, Inc.*	1,142	4,933
RigNet, Inc.*	2,512	24,542
Rowan Companies PLC "A"*	21,933	236,657
SEACOR Holdings, Inc.*	2,931	123,923
SEACOR Marine Holdings, Inc.*	2,944	39,185
Select Energy Services, Inc. "A"*	7,732	92,939
Smart Sand, Inc.*	4,246	18,895
Solaris Oilfield Infrastructure, Inc. "A"	4,449	73,142
Superior Energy Services, Inc.*	26,355	123,078
TETRA Technologies, Inc.*	20,621	48,253
Tidewater, Inc.*	5,080	117,805
U.S. Silica Holdings, Inc.	13,462	233,700
Unit Corp.*	8,999	128,146
		4,822,407
Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	28,532	35,665
Adams Resources & Energy, Inc.	426	16,640
Alta Mesa Resources, Inc. "A"* (a)	19,378	5,143
Approach Resources, Inc.*	8,431	2,982
Arch Coal, Inc. "A"	3,009	274,631
Ardmore Shipping Corp.*	6,025	37,114
Berry Petroleum Corp.	9,490	109,515
Bonanza Creek Energy, Inc.*	3,161	71,723
California Resources Corp.*	7,765	199,638
Callon Petroleum Co.*	39,298	296,700
Carrizo Oil & Gas, Inc.*	15,040	187,549
Clean Energy Fuels Corp.*	23,606	72,943
CONSOL Energy, Inc.*	4,683	160,252
CVR Energy, Inc.	3,137	129,244
Delek U.S. Holdings, Inc.	14,023	510,718
Denbury Resources, Inc.*	79,018	161,987
DHT Holdings, Inc.	15,507	69,161
Dorian LPG Ltd.*	5,169	33,185
Earthstone Energy, Inc. "A"*	3,413	24,164
Energy Fuels, Inc.* (a)	13,827	46,044
EP Energy Corp. "A"*	7,346	1,910
Evolution Petroleum Corp.	4,661	31,462
Frontline Ltd.*	13,055	84,335
GasLog Ltd.	6,996	122,150
Golar LNG Ltd.	16,272	343,176
Goodrich Petroleum Corp.*	1,605	21,828
Green Plains, Inc.	6,776	113,024
Gulfport Energy Corp.*	30,062	241,097
Halcon Resources Corp.*	23,847	32,193
Hallador Energy Co.	3,139	16,511
HighPoint Resources Corp.*	17,787	39,309
International Seaways, Inc.*	3,662	62,767
Isramco, Inc.*	151	17,063
Jagged Peak Energy, Inc.* (a)	10,867	113,778
Laredo Petroleum, Inc.*	25,933	80,133
Lilis Energy, Inc.*	8,332	9,748
Matador Resources Co.*	18,129	350,434
Midstates Petroleum Co., Inc.*	2,781	27,170
Montage Resources Corp.* (a)	1,136	17,085
NACCO Industries, Inc. "A"	660	25,225
NextDecade Corp*	1,413	7,800
Nordic American Tankers Ltd.	25,210	50,924
Northern Oil & Gas, Inc.*	33,374	91,445
Oasis Petroleum, Inc.*	46,381	280,141
Overseas Shipholding Group, Inc. "A"*	10,681	24,459
Panhandle Oil & Gas, Inc. "A"	2,591	40,679
Par Pacific Holdings, Inc.*	5,349	95,266
PDC Energy, Inc.*	11,399	463,711
Peabody Energy Corp.	13,472	381,662
Penn Virginia Corp.*	2,109	93,007
Renewable Energy Group, Inc.*	6,348	139,402
REX American Resources Corp.*	963	77,627
Ring Energy, Inc.*	9,609	56,405
Rosehill Resources, Inc.*	52	177
SandRidge Energy, Inc.*	4,895	39,258
Scorpio Tankers, Inc.	7,852	155,784
SemGroup Corp. "A"	13,608	200,582
Ship Finance International Ltd. (a)	13,967	172,353
SilverBow Resources, Inc.*	1,315	30,245
Southwestern Energy Co.*	101,422	475,669
SRC Energy, Inc.*	41,613	213,059
Talos Energy, Inc.*	3,448	91,579
Teekay Corp. (a)	12,360	48,451
Teekay Tankers Ltd. "A"*	31,103	30,173
Tellurian, Inc.* (a)	14,612	163,654
Ultra Petroleum Corp.*	29,884	18,229
Uranium Energy Corp.*	30,663	42,928
W&T Offshore, Inc.*	15,962	110,138
World Fuel Services Corp.	11,528	333,044
Zion Oil & Gas, Inc.*	9,997	7,548
		8,130,795
Financials 16.4%
Banks 8.5%
1st Constitution Bancorp.	1,375	24,434
1st Source Corp.	2,680	120,359
ACNB Corp.	1,214	44,918
Allegiance Bancshares, Inc.*	2,018	68,047
Amalgamated Bank "A"	2,128	33,303
American National Bankshares, Inc.	1,331	46,479
Ameris Bancorp.	7,296	250,618
Ames National Corp.	1,518	41,608
Arrow Financial Corp.	2,068	68,017
Atlantic Capital Bancshares, Inc.*	4,383	78,149
Auburn National Bancorporation, Inc.	443	17,467
Banc of California, Inc.	7,422	102,720
BancFirst Corp.	3,092	161,248
BancorpSouth Bank	16,241	458,321
Bank of Commerce Holdings	2,874	30,321
Bank of Marin Bancorp.	2,331	94,848
Bank of NT Butterfield & Son Ltd.	9,606	344,663
Bank of Princeton	916	29,065
Bankwell Financial Group, Inc.	1,086	31,689
Banner Corp.	5,517	298,856
Bar Harbor Bankshares	2,512	64,985
Baycom Corp.*	1,847	41,816
BCB Bancorp., Inc.	2,382	31,919
Berkshire Hills Bancorp., Inc.	7,016	191,116
Blue Hills Bancorp., Inc.	3,908	93,401
Boston Private Financial Holdings, Inc.	14,338	157,144
Bridge Bancorp., Inc.	2,836	83,095
Brookline Bancorp., Inc.	13,607	195,941
Bryn Mawr Bank Corp.	3,417	123,456
Business First Bancshares, Inc.	1,725	42,331
Byline Bancorp., Inc.*	2,899	53,574
C&F Financial Corp.	613	31,018
Cadence BanCorp.	20,710	384,170
Cambridge Bancorp.	603	49,959
Camden National Corp.	2,589	108,013
Capital Bancorp. Inc*	1,124	13,061
Capital City Bank Group, Inc.	1,844	40,162
Capstar Financial Holdings, Inc.	1,358	19,610
Carolina Financial Corp.	3,607	124,766
Cathay General Bancorp.	13,353	452,800
CB Financial Services, Inc.	875	20,764
CBTX, Inc.	3,122	101,371
CenterState Bank Corp.	15,787	375,888
Central Pacific Financial Corp.	4,876	140,624
Central Valley Community Bancorp.	2,061	40,293
Century Bancorp., Inc. "A"	520	37,960
Chemical Financial Corp.	12,284	505,609
Chemung Financial Corp.	597	28,017
Citizens & Northern Corp.	2,090	52,334
City Holding Co.	2,728	207,846
Civista Bancshares, Inc.	2,485	54,248
CNB Financial Corp.	2,393	60,471
Coastal Financial Corp.*	1,169	19,861
Codorus Valley Bancorp., Inc.	1,462	31,214
Columbia Banking System, Inc.	12,590	411,567
Community Bank System, Inc.	8,648	516,891
Community Bankers Trust Corp.	3,937	28,819
Community Financial Corp.	768	21,788
Community Trust Bancorp., Inc.	2,661	109,261
ConnectOne Bancorp., Inc.	5,196	102,361
County Bancorp., Inc.	914	16,086
Customers Bancorp., Inc.*	5,042	92,319
CVB Financial Corp.	19,277	405,781
Eagle Bancorp., Inc.*	5,491	275,648
Enterprise Bancorp., Inc.	1,575	45,250
Enterprise Financial Services Corp.	3,911	159,451
Equity Bancshares, Inc. "A"*	2,293	66,038
Esquire Financial Holdings, Inc.*	1,121	25,514
Evans Bancorp., Inc.	846	30,160
Farmers & Merchants Bancorp., Inc.	1,460	43,946
Farmers National Banc Corp.	4,227	58,290
FB Financial Corp.	2,793	88,706
Fidelity D&D Bancorp, Inc.	437	25,835
Fidelity Southern Corp.	3,752	102,767
Financial Institutions, Inc.	2,552	69,363
First BanCorp.	36,793	421,648
First BanCorp. - North Carolina	5,036	175,051
First Bancorp., Inc.	1,629	40,595
First Bancshares, Inc.	2,106	65,075
First Bank	2,592	29,886
First Busey Corp.	7,531	183,756
First Business Financial Services, Inc.	1,532	30,671
First Choice Bancorp.	1,649	35,453
First Commonwealth Financial Corp.	16,794	211,604
First Community Bancshares, Inc.	2,685	88,981
First Community Corp.	1,345	25,649
First Financial Bancorp.	16,438	395,498
First Financial Bankshares, Inc.	11,181	646,038
First Financial Corp. - Indiana	2,037	85,554
First Financial Northwest, Inc.	1,554	24,476
First Foundation, Inc.	6,536	88,694
First Guaranty Bancshares, Inc.	844	17,302
First Internet Bancorp.	1,792	34,639
First Interstate BancSystem, Inc. "A"	5,686	226,417
First Merchants Corp.	8,370	308,434
First Mid-Illinois Bancshares, Inc.	2,171	72,338
First Midwest Bancorp., Inc.	18,248	373,354
First Northwest Bancorp.	1,649	25,675
First of Long Island Corp.	4,105	90,023
First Savings Financial Group, Inc.	341	18,431
First United Corp.	1,281	22,110
Flushing Financial Corp.	4,698	103,027
Franklin Financial Network, Inc.	2,192	63,590
Fulton Financial Corp.	28,645	443,425
FVCBankcorp, Inc.*	312	5,276
German American Bancorp., Inc.	3,899	114,631
Glacier Bancorp., Inc.	14,615	585,623
Great Southern Bancorp., Inc.	1,890	98,091
Great Western Bancorp., Inc.	9,828	310,467
Guaranty Bancshares, Inc.	1,333	38,950
Hancock Whitney Corp.	14,648	591,779
Hanmi Financial Corp.	5,180	110,179
HarborOne Bancorp., Inc.*	2,405	41,366
Heartland Financial U.S.A., Inc.	5,063	215,937
Heritage Commerce Corp.	6,851	82,897
Heritage Financial Corp.	6,286	189,460
Hilltop Holdings, Inc.	12,086	220,569
Home Bancshares, Inc.	26,912	472,844
HomeTrust Bancshares, Inc.	2,919	73,559
Hope Bancorp., Inc.	20,791	271,946
Horizon Bancorp, Inc.	6,219	100,064
Howard Bancorp., Inc.*	2,061	30,523
IBERIABANK Corp.	9,569	686,193
Independent Bank Corp./Massachusetts	4,770	386,418
Independent Bank Corp./Michigan	3,772	81,098
Independent Bank Group, Inc.	5,624	288,455
International Bancshares Corp.	9,538	362,730
Investar Holding Corp.	1,595	36,222
Investors Bancorp., Inc.	40,778	483,219
Lakeland Bancorp., Inc.	7,723	115,304
Lakeland Financial Corp.	4,213	190,512
LCNB Corp.	1,677	28,761
LegacyTexas Financial Group, Inc.	8,179	305,813
Level One Bancorp, Inc.	921	21,422
Live Oak Bancshares, Inc.	4,346	63,495
Macatawa Bank Corp.	4,296	42,702
MBT Financial Corp.	3,340	33,467
Mercantile Bank Corp.	2,782	91,027
Metropolitan Bank Holding Corp.*	1,175	40,878
Mid Penn Bancorp, Inc.	881	21,585
Middlefield Banc Corp.	506	20,852
Midland States Bancorp., Inc.	3,629	87,314
MidSouth Bancorp., Inc.	2,304	26,289
MidWestOne Financial Group, Inc.	1,901	51,802
MutualFirst Financial, Inc.	1,043	31,259
MVB Financial Corp.	1,576	24,034
National Bank Holdings Corp. "A"	4,956	164,837
National Bankshares, Inc.	1,096	46,964
National Commerce Corp.*	3,065	120,179
NBT Bancorp., Inc.	7,332	264,025
Nicolet Bankshares, Inc.*	1,324	78,910
Northeast Bancorp.	1,409	29,138
Northrim BanCorp., Inc.	1,091	37,552
Norwood Financial Corp.	1,066	32,875
Oak Valley Bancorp.	1,299	22,914
OFG Bancorp.	7,445	147,337
Ohio Valley Banc Corp.	758	27,402
Old Line Bancshares, Inc.	2,674	66,663
Old National Bancorp.	26,032	426,925
Old Second Bancorp., Inc.	4,842	60,961
Opus Bank	3,393	67,181
Origin Bancorp, Inc.	3,000	102,150
Orrstown Financial Services, Inc.	1,130	21,007
Pacific City Financial Corp.	1,889	32,963
Pacific Mercantile Bancorp.*	2,922	22,266
Pacific Premier Bancorp., Inc.	7,844	208,101
Park National Corp.	2,360	223,610
Parke Bancorp., Inc.	1,219	25,465
Peapack-Gladstone Financial Corp.	3,251	85,241
Penns Woods Bancorp., Inc.	735	30,208
People's Utah Bancorp.	2,617	69,010
Peoples Bancorp. of North Carolina, Inc.	847	22,530
Peoples Bancorp., Inc.	3,029	93,808
Peoples Financial Services Corp.	1,148	51,936
Preferred Bank	2,360	106,129
Premier Financial Bancorp., Inc.	1,870	29,378
QCR Holdings, Inc.	2,240	75,981
RBB Bancorp.	2,475	46,530
Reliant Bancorp., Inc.	1,809	40,377
Renasant Corp.	8,300	280,955
Republic Bancorp., Inc. "A"	1,591	71,150
Republic First Bancorp., Inc.*	7,110	37,327
S&T Bancorp., Inc.	5,924	234,176
Sandy Spring Bancorp., Inc.	5,968	186,679
SB One Bancorp.	1,340	29,105
Seacoast Banking Corp. of Florida*	7,918	208,639
Select Bancorp, Inc.*	2,753	31,302
ServisFirst Bancshares, Inc.	8,004	270,215
Shore Bancshares, Inc.	2,026	30,208
Sierra Bancorp.	2,309	56,109
Simmons First National Corp. "A"	15,579	381,374
SmartFinancial, Inc.*	2,027	38,331
South State Corp.	6,105	417,216
Southern First Bancshares, Inc.*	1,229	41,626
Southern National Bancorp. of Virginia, Inc.	3,223	47,217
Southside Bancshares, Inc.	5,477	182,001
Spirit of Texas Bancshares, Inc.*	1,652	35,022
Stock Yards Bancorp., Inc.	3,692	124,827
Summit Financial Group, Inc.	1,843	48,858
The Bancorp., Inc.*	8,524	68,874
Tompkins Financial Corp.	2,526	192,153
TowneBank	11,324	280,269
TriCo Bancshares	4,395	172,680
TriState Capital Holdings, Inc.*	4,220	86,215
Triumph Bancorp., Inc.*	4,294	126,201
Trustmark Corp.	11,251	378,371
UMB Financial Corp.	7,812	500,280
Union Bankshares Corp.	13,264	428,825
Union Bankshares, Inc.	645	29,173
United Bankshares, Inc.	16,909	612,782
United Community Banks, Inc.	13,502	336,605
United Securities Bancshares	2,548	27,009
Unity Bancorp., Inc.	1,412	26,659
Univest Corp. of Pennsylvania	4,959	121,297
Valley National Bancorp.	55,612	532,763
Veritex Holdings, Inc.	7,590	183,830
Washington Trust Bancorp., Inc.	2,581	124,275
WesBanco, Inc.	9,000	357,750
West Bancorp.	2,793	57,759
Westamerica Bancorp.	4,434	274,021
		30,992,895
Capital Markets 1.2%
Artisan Partners Asset Management, Inc. "A"	8,279	208,382
Ashford, Inc.*	142	7,885
Associated Capital Group, Inc. "A"	415	16,417
B. Riley Financial, Inc.	3,604	60,151
Blucora, Inc.*	8,184	273,182
BrightSphere Investment Group PLC	13,848	187,779
Cohen & Steers, Inc.	3,845	162,528
Cowen, Inc.*	4,599	66,639
Diamond Hill Investment Group	562	78,680
Donnelley Financial Solution, Inc.*	5,952	88,566
Federated Investors, Inc. "B"	16,661	488,334
Focus Financial Partners, Inc. "A"*	4,528	161,378
Gain Capital Holdings, Inc.	4,331	27,199
GAMCO Investors, Inc. "A"	830	17,015
Greenhill & Co., Inc.	2,935	63,132
Hamilton Lane, Inc. "A"	2,866	124,900
Houlihan Lokey, Inc.	5,833	267,443
INTL. FCStone, Inc.*	2,638	102,249
Ladenburg Thalmann Financial Services, Inc.	18,314	51,829
Moelis & Co. "A"	7,674	319,315
Oppenheimer Holdings, Inc. "A"	1,706	44,390
Piper Jaffray Companies, Inc.	2,467	179,672
PJT Partners, Inc. "A"	3,422	143,040
Pzena Investment Management, Inc. "A"	2,978	24,092
Safeguard Scientifics, Inc.*	3,490	37,866
Siebert Financial Corp.* (a)	1,389	16,404
Silvercrest Asset Management Group, Inc. "A"	1,244	17,727
Stifel Financial Corp.	11,947	630,324
Value Line, Inc.	187	4,617
Virtus Investment Partners, Inc.	1,141	111,305
Waddell & Reed Financial, Inc. "A"	12,850	222,176
Westwood Holdings Group, Inc.	1,328	46,839
WisdomTree Investments, Inc.	20,086	141,807
		4,393,262
Consumer Finance 0.6%
Curo Group Holdings Corp.*	2,202	22,086
Elevate Credit, Inc.*	3,761	16,323
Encore Capital Group, Inc.*	4,462	121,500
Enova International, Inc.*	5,570	127,107
EZCORP, Inc. "A"*	8,886	82,817
FirstCash, Inc.	7,337	634,650
Green Dot Corp. "A"*	8,306	503,759
LendingClub Corp.*	55,143	170,392
Nelnet, Inc. "A"	3,199	176,169
PRA Group, Inc.*	7,665	205,499
Regional Management Corp.*	1,490	36,386
World Acceptance Corp.*	1,053	123,338
		2,220,026
Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA "E"	5,273	105,038
Cannae Holdings, Inc.*	11,867	287,894
FGL Holdings*	25,237	198,615
Marlin Business Services Corp.	1,586	34,099
On Deck Capital, Inc.*	9,110	49,376
		675,022
Insurance 2.5%
Ambac Financial Group, Inc.*	7,829	141,861
American Equity Investment Life Holding Co.	15,427	416,838
AMERISAFE, Inc.	3,287	195,248
Argo Group International Holdings Ltd.	5,584	394,565
Citizens, Inc.* (a)	8,069	53,820
CNO Financial Group, Inc.	28,300	457,894
Crawford & Co. "B"	1,752	15,996
Donegal Group, Inc. "A"	1,585	21,318
eHealth, Inc.*	3,771	235,084
EMC Insurance Group, Inc.	1,664	53,048
Employers Holdings, Inc.	5,544	222,370
Enstar Group Ltd.*	2,075	361,050
FBL Financial Group, Inc. "A"	1,696	106,373
FedNat Holding, Co.	2,019	32,385
Genworth Financial, Inc. "A"*	86,778	332,360
Global Indemnity Ltd.	1,360	41,317
Goosehead Insurance, Inc. "A"	1,615	45,026
Greenlight Capital Re Ltd. "A"*	4,993	54,274
Hallmark Financial Services, Inc.*	2,175	22,620
HCI Group, Inc.	1,224	52,302
Health Insurance Innovations, Inc. "A"* (a)	2,214	59,379
Heritage Insurance Holdings, Inc.	3,592	52,443
Horace Mann Educators Corp.	7,083	249,392
Independence Holding Co.	739	26,050
Investors Title Co.	242	38,212
James River Group Holdings Ltd.	4,462	178,837
Kemper Corp.	9,070	690,590
Kingstone Companies, Inc.	1,446	21,314
Kinsale Capital Group, Inc.	3,352	229,847
Maiden Holdings Ltd.	12,537	9,311
MBIA, Inc.* (a)	15,220	144,894
National General Holdings Corp.	11,115	263,759
National Western Life Group, Inc. "A"	394	103,413
Navigators Group, Inc.	3,603	251,742
NI Holdings, Inc.*	1,683	26,928
Primerica, Inc.	7,418	906,109
ProAssurance Corp.	9,136	316,197
Protective Insurance Corp. "B"	1,584	29,336
RLI Corp.	6,750	484,313
Safety Insurance Group, Inc.	2,519	219,506
Selective Insurance Group, Inc.	9,981	631,598
State Auto Financial Corp.	2,795	92,011
Stewart Information Services Corp.	4,042	172,553
Third Point Reinsurance Ltd.*	12,806	132,926
Tiptree, Inc.	4,101	25,959
Trupanion, Inc.* (a)	4,502	147,395
United Fire Group, Inc.	3,615	158,012
United Insurance Holdings Corp.	3,636	57,812
Universal Insurance Holdings, Inc.	5,439	168,609
		9,144,196
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	5,022	84,570
Anworth Mortgage Asset Corp.	16,669	67,343
Apollo Commercial Real Estate Finance, Inc.	21,340	388,388
Arbor Realty Trust, Inc. (a)	12,636	163,889
Ares Commercial Real Estate Corp.	4,445	67,519
Arlington Asset Investment Corp. "A"	5,157	41,050
ARMOUR Residential REIT, Inc.	8,729	170,477
Blackstone Mortgage Trust, Inc. ,"A"	19,644	678,897
Capstead Mortgage Corp.	14,516	124,692
Cherry Hill Mortgage Investment Corp.	2,793	48,095
Colony Credit Real Estate, Inc.	14,409	225,645
Dynex Capital, Inc.	11,740	71,497
Exantas Capital Corp.	5,073	53,926
Granite Point Mortgage Trust, Inc.	8,714	161,819
Great Ajax Corp.	2,898	39,818
Invesco Mortgage Capital, Inc.	22,015	347,837
KKR Real Estate Finance Trust, Inc.	3,581	71,692
Ladder Capital Corp.	15,901	270,635
New York Mortgage Trust, Inc.	29,218	177,938
Orchid Island Capital, Inc. (a)	8,354	54,969
PennyMac Mortgage Investment Trust	10,353	214,411
Ready Capital Corp.	5,075	74,450
Redwood Trust, Inc.	16,364	264,279
TPG RE Finance Trust, Inc.	6,066	118,894
Western Asset Mortgage Capital Corp.	8,213	84,019
		4,066,749
Thrifts & Mortgage Finance 2.3%
Axos Financial, Inc.*	9,941	287,891
Bank7 Corp.*	588	10,214
BankFinancial Corp.	2,042	30,365
Bridgewater Bancshares, Inc.*	4,187	43,168
Capitol Federal Financial, Inc.	22,593	301,617
Columbia Financial, Inc.*	8,521	133,524
Dime Community Bancshares	5,396	101,067
Entegra Financial Corp.*	1,222	27,434
ESSA Bancorp., Inc.	1,656	25,502
Essent Group Ltd.*	16,519	717,751
Federal Agricultural Mortgage Corp. "C"	1,513	109,587
First Defiance Financial Corp.	3,404	97,831
Flagstar Bancorp., Inc.	5,070	166,904
FS Bancorp, Inc.	707	35,689
Greene County Bancorp., Inc.	571	17,336
Hingham Institution for Savings	235	40,422
Home Bancorp., Inc.	1,408	46,816
HomeStreet, Inc.*	4,278	112,725
Impac Mortgage Holdings, Inc.*	2,055	8,056
Kearny Financial Corp.	15,129	194,710
LendingTree, Inc.*	1,369	481,286
Luther Burbank Corp.	3,695	37,319
Malvern Bancorp., Inc.*	1,162	23,379
Merchants Bancorp.	2,687	57,770
Meridian Bancorp., Inc.	8,217	128,925
Meta Financial Group, Inc.	4,734	93,165
MGIC Investment Corp.*	61,008	804,696
Mr Cooper Group, Inc.*	12,792	122,675
NMI Holdings, Inc. "A"*	10,808	279,603
Northfield Bancorp., Inc.	7,368	102,415
Northwest Bancshares, Inc.	16,482	279,700
OceanFirst Financial Corp.	8,169	196,546
Oconee Federal Financial Corp.	299	7,777
Ocwen Financial Corp.*	21,190	38,566
OP Bancorp.	2,318	20,283
Oritani Financial Corp.	6,597	109,708
PCSB Financial Corp.	2,746	53,739
PennyMac Financial Services, Inc.	3,406	75,749
Ponce de Leon Federal Bank*	1,616	22,543
Provident Bancorp., Inc.*	835	18,913
Provident Financial Services, Inc.	10,468	271,017
Prudential Bancorp., Inc.	1,575	27,326
Radian Group, Inc.	37,176	771,030
Riverview Bancorp., Inc.	3,700	27,047
SI Financial Group, Inc.	1,729	22,321
Southern Missouri Bancorp., Inc.	1,282	39,486
Sterling Bancorp., Inc.	3,454	35,024
Territorial Bancorp., Inc.	1,339	36,032
Timberland Bancorp., Inc.	1,211	33,884
TrustCo Bank Corp.	16,007	124,214
United Community Financial Corp.	8,272	77,343
United Financial Bancorp., Inc.	8,681	124,572
Walker & Dunlop, Inc.	4,758	242,230
Washington Federal, Inc.	13,894	401,398
Waterstone Financial, Inc.	4,192	69,000
Western New England Bancorp, Inc.	4,291	39,606
WSFS Financial Corp.	8,723	336,708
		8,141,604
Health Care 15.3%
Biotechnology 6.6%
Abeona Therapeutics, Inc.*	5,085	37,426
ACADIA Pharmaceuticals, Inc.*	19,454	522,340
Acceleron Pharma, Inc.*	7,475	348,111
Achaogen, Inc.*	5,901	2,693
Achillion Pharmaceuticals, Inc.*	23,642	69,980
Acorda Therapeutics, Inc.*	7,415	98,545
Adamas Pharmaceuticals, Inc.* (a)	3,456	24,572
ADMA Biologics, Inc.* (a)	3,567	13,519
Aduro Biotech, Inc.*	11,642	46,335
Adverum Biotechnologies, Inc.*	9,426	49,392
Aeglea BioTherapeutics, Inc.*	3,068	24,697
Agenus, Inc.* (a)	16,559	49,180
AgeX Therapeutics, Inc.* (a)	1,634	6,618
Aimmune Therapeutics, Inc.*	7,514	167,938
Akcea Therapeutics, Inc.* (a)	2,318	65,669
Akebia Therapeutics, Inc.*	14,501	118,763
Albireo Pharma, Inc.*	1,623	52,277
Alder Biopharmaceuticals, Inc.*	9,967	136,050
Aldeyra Therapeutics, Inc.*	3,822	34,513
Alector, Inc.*	934	17,485
Allakos, Inc.*	2,438	98,739
Allena Pharmaceuticals, Inc.*	2,181	15,311
Allogene Therapeutics, Inc.* (a)	3,869	111,853
AMAG Pharmaceuticals, Inc.*	5,889	75,850
Amicus Therapeutics, Inc.*	32,514	442,190
AnaptysBio, Inc.*	3,628	265,025
Anika Therapeutics, Inc.*	2,333	70,550
Apellis Pharmaceuticals, Inc.*	6,192	120,744
Aptinyx, Inc.*	2,460	9,963
Arbutus Biopharma Corp.*	6,646	23,793
Arcus Biosciences, Inc.*	5,556	69,394
Ardelyx, Inc.*	8,100	22,680
Arena Pharmaceuticals, Inc.*	8,532	382,490
ArQule, Inc.*	19,116	91,566
Array BioPharma, Inc.*	36,290	884,750
Arrowhead Pharmaceuticals, Inc.*	16,097	295,380
Assembly Biosciences, Inc.*	3,590	70,687
Atara Biotherapeutics, Inc.*	7,207	286,478
Athenex, Inc.* (a)	7,327	89,756
Athersys, Inc.*	20,627	30,941
Audentes Therapeutics, Inc.*	6,387	249,221
AVEO Pharmaceuticals, Inc.*	19,128	15,687
Avid Bioservices, Inc.*	9,081	38,594
Avrobio, Inc.*	2,175	47,959
Bellicum Pharmaceuticals, Inc.*	7,488	25,235
BioCryst Pharmaceuticals, Inc.*	18,729	152,454
Biohaven Pharmaceutical Holding Co., Ltd.*	5,364	276,085
BioSpecifics Technologies Corp.*	1,020	63,577
BioTime, Inc.* (a)	19,721	25,835
Blueprint Medicines Corp.*	7,107	568,915
Calithera Biosciences, Inc.*	5,605	37,778
Calyxt, Inc.*	949	16,693
Cara Therapeutics, Inc.*	5,586	109,597
CareDx, Inc.*	6,031	190,097
CASI Pharmaceuticals, Inc.*	7,748	22,237
Catalyst Biosciences, Inc.*	2,238	18,150
Catalyst Pharmaceuticals, Inc.* (a)	17,299	88,225
Celcuity, Inc.*	1,097	24,035
Cellular Biomedicine Group, Inc.*	2,118	36,641
ChemoCentryx, Inc.*	3,863	53,657
Chimerix, Inc.*	8,328	17,489
Clovis Oncology, Inc.*	8,181	203,052
Cohbar, Inc.*	4,199	13,689
Coherus Biosciences, Inc.*	8,914	121,587
Concert Pharmaceuticals, Inc.*	3,534	42,655
Constellation Pharmaceuticals, Inc.*	2,696	36,531
Corbus Pharmaceuticals Holdings, Inc.* (a)	9,640	66,998
Corvus Pharmaceuticals, Inc.*	2,610	10,492
Crinetics Pharmaceuticals, Inc.*	1,500	34,140
CTI BioPharma Corp.*	9,620	9,333
Cue Biopharma, Inc.*	3,329	25,733
Cytokinetics, Inc.*	7,743	62,641
CytomX Therapeutics, Inc.*	7,641	82,141
Deciphera Pharmaceuticals, Inc.*	1,420	32,958
Denali Therapeutics, Inc.* (a)	7,821	181,604
Dicerna Pharmaceuticals, Inc.*	9,223	135,117
Dynavax Technologies Corp.* (a)	10,555	77,157
Eagle Pharmaceuticals, Inc.*	1,789	90,327
Editas Medicine, Inc.*	7,938	194,084
Eidos Therapeutics, Inc.* (a)	2,782	65,238
Emergent BioSolutions, Inc.*	7,824	395,269
Enanta Pharmaceuticals, Inc.*	2,880	275,098
Epizyme, Inc.*	10,226	126,700
Equillium, Inc.*	920	7,360
Esperion Therapeutics, Inc.* (a)	3,931	157,830
Evelo Biosciences, Inc.* (a)	2,496	19,968
Fate Therapeutics, Inc.*	10,418	183,044
Fennec Pharmaceuticals, Inc.*	2,138	10,369
FibroGen, Inc.*	13,074	710,572
Five Prime Therapeutics, Inc.*	5,835	78,189
Flexion Therapeutics, Inc.*	5,755	71,822
Fortress Biotech, Inc.*	6,467	11,511
Forty Seven, Inc.*	2,388	38,590
G1 Therapeutics, Inc.*	3,843	63,794
Genomic Health, Inc.*	3,607	252,670
Geron Corp.* (a)	30,092	49,953
Global Blood Therapeutics, Inc.*	9,195	486,691
GlycoMimetics, Inc.*	5,726	71,346
Gossamer Bio, Inc.*	1,891	40,978
Gritstone Oncology, Inc.*	1,260	16,758
GTx, Inc.* (a)	869	1,043
Halozyme Therapeutics, Inc.*	21,443	345,232
Harpoon Therapeutics, Inc.*	420	3,977
Heron Therapeutics, Inc.*	11,844	289,467
Homology Medicines, Inc.* (a)	2,845	78,892
Idera Pharmaceuticals, Inc.*	3,747	9,555
Immune Design Corp.*	5,848	34,211
ImmunoGen, Inc.*	24,633	66,755
Immunomedics, Inc.* (a)	25,754	494,734
Inovio Pharmaceuticals, Inc.* (a)	15,066	56,196
Insmed, Inc.*	13,160	382,561
Insys Therapeutics, Inc.* (a)	4,843	22,375
Intellia Therapeutics, Inc.* (a)	5,692	97,219
Intercept Pharmaceuticals, Inc.*	3,765	421,153
Intrexon Corp.* (a)	12,643	66,502
Invitae Corp.*	12,185	285,373
Iovance Biotherapeutics, Inc.*	18,172	172,816
Ironwood Pharmaceuticals, Inc.*	24,175	327,088
Jounce Therapeutics, Inc.*	2,760	17,112
Kadmon Holdings, Inc.*	16,500	43,560
Karyopharm Therapeutics, Inc.*	8,298	48,460
Kezar Life Sciences, Inc.*	2,154	38,212
Kindred Biosciences, Inc.*	6,041	55,396
Kiniksa Pharmaceuticals Ltd. "A"*	2,025	36,572
Kodiak Sciences, Inc.*	1,705	11,134
Kura Oncology, Inc.*	4,749	78,786
La Jolla Pharmaceutical Co.* (a)	3,308	21,270
Lexicon Pharmaceuticals, Inc.* (a)	7,485	41,617
Ligand Pharmaceuticals, Inc.*	3,599	452,430
LogicBio Therapeutics, Inc.*	1,472	14,543
MacroGenics, Inc.*	6,735	121,095
Madrigal Pharmaceuticals, Inc.* (a)	1,192	149,310
Magenta Therapeutics, Inc.*	2,459	40,500
MannKind Corp.*	28,844	56,823
MediciNova, Inc.* (a)	6,558	54,300
MeiraGTx Holdings PLC*	2,050	35,322
Mersana Therapeutics, Inc.*	2,393	12,587
Minerva Neurosciences, Inc.*	5,484	43,104
Miragen Therapeutics, Inc.*	4,821	13,451
Mirati Therapeutics, Inc.*	3,682	269,891
Molecular Templates, Inc.*	1,703	9,894
Momenta Pharmaceuticals, Inc.*	16,714	242,854
Mustang Bio, Inc.*	3,134	10,687
Myriad Genetics, Inc.*	11,812	392,158
NantKwest, Inc.*	5,947	9,396
Natera, Inc.*	5,649	116,482
Neon Therapeutics, Inc.*	2,468	15,943
NewLink Genetics Corp.*	5,327	10,281
Novavax, Inc.* (a)	65,445	36,054
Nymox Pharmaceutical Corp.* (a)	5,543	10,920
OPKO Health, Inc.*	55,281	144,283
Organovo Holdings, Inc.*	19,047	18,895
Ovid therapeutics, Inc.*	2,265	4,009
Palatin Technologies, Inc.*	36,862	36,132
PDL BioPharma, Inc.*	23,886	88,856
Pfenex, Inc.*	5,287	32,674
Pieris Pharmaceuticals, Inc.*	8,244	27,617
PolarityTE, Inc.* (a)	1,601	17,131
Portola Pharmaceuticals, Inc.* (a)	11,192	388,362
Principia Biopharma, Inc.*	1,036	35,224
Progenics Pharmaceuticals, Inc.*	14,194	65,860
Proteostasis Therapeutics, Inc.*	6,254	7,880
Prothena Corp. PLC*	6,887	83,539
PTC Therapeutics, Inc.*	8,833	332,474
Puma Biotechnology, Inc.*	4,997	193,834
Ra Pharmaceuticals, Inc.*	3,231	72,374
Radius Health, Inc.*	6,891	137,407
Recro Pharma, Inc.*	3,046	17,850
REGENXBIO, Inc.*	5,514	316,007
Repligen Corp.*	6,725	397,313
Replimune Group, Inc.*	1,996	30,379
Retrophin, Inc.*	7,086	160,356
Rhythm Pharmaceuticals, Inc.*	2,586	70,882
Rigel Pharmaceuticals, Inc.*	28,063	72,122
Rocket Pharmaceuticals, Inc.*	4,047	70,984
Rubius Therapeutics, Inc.* (a)	5,838	105,668
Sangamo Therapeutics, Inc.*	17,420	166,187
Savara, Inc.*	4,663	34,366
Scholar Rock Holding Corp.*	2,552	47,952
Selecta Biosciences, Inc.*	5,884	13,945
Seres Therapeutics, Inc.*	3,735	25,659
Solid Biosciences, Inc.*	2,269	20,875
Sorrento Therapeutics, Inc.* (a)	19,484	92,549
Spark Therapeutics, Inc.*	5,403	615,294
Spectrum Pharmaceuticals, Inc.*	17,326	185,215
Spero Therapeutics, Inc.*	1,270	16,269
Spring Bank Pharmaceuticals, Inc.*	2,119	22,228
Stemline Therapeutics, Inc.*	6,543	84,078
Surface Oncology, Inc.*	1,334	6,363
Sutro Biopharma, Inc.*	1,144	13,030
Syndax Pharmaceuticals, Inc.*	2,450	12,863
Synlogic, Inc.*	2,897	21,988
Synthorx, Inc.*	1,246	25,381
Syros Pharmaceuticals, Inc.*	4,608	42,117
T2 Biosystems, Inc.*	5,850	15,386
TG Therapeutics, Inc.* (a)	11,122	89,421
Tocagen, Inc.*	3,709	40,317
Translate Bio, Inc.*	5,047	51,429
Twist Bioscience Corp.*	919	21,302
Tyme Technologies, Inc.* (a)	16,853	29,661
Ultragenyx Pharmaceutical, Inc.*	9,048	627,569
UNITY Biotechnology, Inc.* (a)	4,552	36,917
Unum Therapeutics, Inc.*	3,392	14,891
Vanda Pharmaceuticals, Inc.*	8,825	162,380
Veracyte, Inc.*	4,773	119,420
Verastem, Inc.* (a)	11,192	33,128
Vericel Corp.*	7,382	129,259
Viking Therapeutics, Inc.* (a)	10,222	101,607
Vital Therapies, Inc.* (a)	5,718	1,127
Voyager Therapeutics, Inc.*	3,669	70,225
X4 Pharmaceuticals, Inc.*	142	2,472
Xencor, Inc.*	8,028	249,350
XOMA Corp.* (a)	1,202	14,881
Y-mAbs Therapeutics, Inc.*	1,264	33,129
Zafgen, Inc.*	5,645	15,467
ZIOPHARM Oncology, Inc.* (a)	21,995	84,681
		23,960,176
Health Care Equipment & Supplies 3.4%
Accuray, Inc.*	14,336	68,383
AngioDynamics, Inc.*	6,266	143,241
Antares Pharma, Inc.*	25,238	76,471
AtriCure, Inc.*	6,332	169,634
Atrion Corp.	245	215,277
Avanos Medical, Inc.*	8,065	344,214
AxoGen, Inc.*	5,821	122,590
Axonics Modulation Technologies, Inc.*	1,272	30,464
Cardiovascular Systems, Inc.*	5,819	224,963
Cerus Corp.*	22,748	141,720
CONMED Corp.	4,339	360,918
CryoLife, Inc.*	6,105	178,083
CryoPort, Inc.* (a)	4,698	60,698
Cutera, Inc.*	2,225	39,293
CytoSorbents Corp.*	5,332	40,363
ElectroCore, Inc.*	2,066	14,462
Endologix, Inc.*	1,560	10,312
FONAR Corp.*	958	19,610
GenMark Diagnostics, Inc.*	8,597	60,953
Glaukos Corp.*	5,857	459,013
Globus Medical, Inc. "A"*	12,764	630,669
Haemonetics Corp.*	8,813	770,961
Helius Medical Technologies, Inc.* (a)	3,050	20,313
Heska Corp.*	1,133	96,441
Inogen, Inc.*	3,075	293,263
Integer Holdings Corp.*	5,353	403,723
IntriCon, Corp.*	1,344	33,708
Invacare Corp.	5,557	46,512
iRadimed Corp.*	654	18,371
iRhythm Technologies, Inc.*	4,143	310,559
Lantheus Holdings, Inc.*	6,384	156,280
LeMaitre Vascular, Inc.	2,814	87,234
LivaNova PLC*	8,375	814,469
Meridian Bioscience, Inc.	7,146	125,841
Merit Medical Systems, Inc.*	9,166	566,734
Natus Medical, Inc.*	5,623	142,712
Neogen Corp.*	8,641	495,907
Neuronetics, Inc.*	2,178	33,215
Nevro Corp.*	5,001	312,613
Novocure Ltd.*	12,650	609,350
NuVasive, Inc.*	8,843	502,194
Nuvectra Corp.*	3,164	34,836
OraSure Technologies, Inc.*	10,239	114,165
Orthofix Medical, Inc.*	3,008	169,681
OrthoPediatrics Corp.*	1,357	60,020
Oxford Immunotec Global PLC*	4,473	77,070
Pulse Biosciences, Inc.*	1,772	31,169
Quidel Corp.*	5,876	384,702
Rockwell Medical, Inc.* (a)	8,373	47,642
RTI Surgical, Inc.*	9,322	56,025
SeaSpine Holdings Corp.*	2,704	40,776
Senseonics Holdings, Inc.* (a)	13,954	34,187
SI-BONE, Inc.*	1,535	28,919
Sientra, Inc.*	4,327	37,126
STAAR Surgical Co.*	7,556	258,340
SurModics, Inc.*	2,224	96,700
Tactile Systems Technology, Inc.*	3,022	159,320
Tandem Diabetes Care, Inc.*	8,765	556,577
TransEnterix, Inc.* (a)	27,414	65,245
Utah Medical Products, Inc.	600	52,950
Vapotherm, Inc.*	849	16,683
Varex Imaging Corp.*	6,561	222,287
ViewRay, Inc.*	10,610	78,408
Wright Medical Group NV*	21,385	672,558
		12,547,117
Health Care Providers & Services 1.7%
AAC Holdings, Inc.*	2,523	4,642
Addus HomeCare Corp.*	1,653	105,114
Amedisys, Inc.*	4,601	567,119
American Renal Associates Holdings, Inc.*	2,460	15,104
AMN Healthcare Services, Inc.*	7,959	374,789
Apollo Medical Holdings, Inc.*	598	10,955
BioScrip, Inc.*	21,744	43,488
BioTelemetry, Inc.*	5,672	355,181
Brookdale Senior Living, Inc.*	32,153	211,567
Capital Senior Living Corp.*	3,654	14,579
Community Health Systems, Inc.* (a)	15,055	56,155
CorVel Corp.*	1,565	102,101
Cross Country Healthcare, Inc.*	5,843	41,076
Diplomat Pharmacy, Inc.*	9,761	56,711
Genesis Healthcare, Inc.*	10,506	15,129
Guardant Health, Inc.*	2,492	191,136
HealthEquity, Inc.*	9,314	689,050
LHC Group, Inc.*	5,075	562,615
Magellan Health, Inc.*	4,153	273,766
National Healthcare Corp.	2,094	158,893
National Research Corp. "A"	1,895	73,147
Owens & Minor, Inc.	10,159	41,652
Patterson Companies, Inc.	14,125	308,631
PetIQ, Inc.*	2,641	82,954
Providence Service Corp.*	1,925	128,244
Quorum Health Corp.*	5,349	7,489
R1 RCM, Inc.*	17,690	171,062
RadNet, Inc.*	6,817	84,463
Select Medical Holdings Corp.*	18,662	262,948
Surgery Partners, Inc.*	3,009	33,942
Tenet Healthcare Corp.*	14,397	415,209
The Ensign Group, Inc.	8,566	438,494
Tivity Health, Inc.*	8,286	145,502
Triple-S Management Corp. "B"*	3,805	86,830
U.S. Physical Therapy, Inc.	2,149	225,709
		6,355,446
Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.*	29,974	285,952
Castlight Health, Inc. "B"*	13,040	48,900
Computer Programs & Systems, Inc.	1,916	56,886
Evolent Health, Inc. "A"*	11,717	147,400
HealthStream, Inc.*	4,453	124,951
HMS Holdings Corp.*	14,256	422,120
Inovalon Holdings, Inc. "A"* (a)	11,834	147,097
Inspire Medical Systems, Inc.*	2,543	144,392
Medidata Solutions, Inc.*	9,928	727,127
NantHealth, Inc.* (a)	3,483	3,204
NextGen Healthcare, Inc.*	9,268	155,980
Omnicell, Inc.*	6,663	538,637
Simulations Plus, Inc.	2,066	43,613
Tabula Rasa HealthCare, Inc.*	3,039	171,460
Teladoc Health, Inc.* (a)	11,521	640,568
Vocera Communications, Inc.*	5,188	164,097
		3,822,384
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	4,427	93,055
Cambrex Corp.*	5,769	224,126
ChromaDex Corp.* (a)	7,218	30,243
Codexis, Inc.*	8,755	179,740
Enzo Biochem, Inc.*	6,691	18,266
Fluidigm Corp.*	5,630	74,823
Harvard Bioscience, Inc.*	6,603	28,459
Luminex Corp.	7,142	164,337
Medpace Holdings, Inc.*	3,742	220,666
NanoString Technologies, Inc.*	4,518	108,116
NeoGenomics, Inc.*	14,119	288,875
Pacific Biosciences of California, Inc.*	23,532	170,136
Quanterix Corp.*	1,538	39,727
Syneos Health, Inc.*	10,675	552,538
		2,193,107
Pharmaceuticals 1.9%
Aclaris Therapeutics, Inc.*	6,409	38,390
Aerie Pharmaceuticals, Inc.*	6,113	290,368
Akorn, Inc.*	15,950	56,144
Amneal Pharmaceuticals, Inc.*	14,936	211,643
Amphastar Pharmaceuticals, Inc.*	6,122	125,072
Ampio Pharmaceuticals, Inc.*	14,909	8,379
ANI Pharmaceuticals, Inc.*	1,380	97,345
Aquestive Therapeutics, Inc.*	1,897	13,108
Aratana Therapeutics, Inc.*	7,305	26,298
Arvinas Holding Co. LLC*	1,406	20,753
Assertio Therapeutics, Inc.*	10,613	53,808
Clearside Biomedical, Inc.*	5,251	7,246
Collegium Pharmaceutical, Inc.*	5,033	76,200
Corcept Therapeutics, Inc.* (a)	16,799	197,220
Cymabay Therapeutics, Inc.*	10,116	134,341
Dermira, Inc.*	6,219	84,267
Dova Pharmaceuticals, Inc.* (a)	2,214	19,682
Durect Corp.*	29,458	18,438
Eloxx Pharmaceuticals, Inc.*	4,043	47,222
Endo International PLC*	38,532	309,412
Evolus, Inc.* (a)	1,688	38,098
Horizon Pharma PLC*	30,958	818,220
Innovate Biopharmaceuticals, Inc.* (a)	3,476	6,709
Innoviva, Inc.*	11,879	166,662
Intersect ENT, Inc.*	5,145	165,412
Intra-Cellular Therapies, Inc.*	7,682	93,567
Kala Pharmaceuticals, Inc.*	2,858	23,636
Lannett Co., Inc.* (a)	5,292	41,648
Liquidia Technologies, Inc.*	1,214	13,815
Mallinckrodt PLC*	14,178	308,230
Marinus Pharmaceuticals, Inc.*	8,278	34,602
Medicines Co.* (a)	11,834	330,760
Melinta Therapeutics, Inc.*	1,254	4,452
Menlo Therapeutics, Inc.*	1,764	13,847
MyoKardia, Inc.*	5,846	303,934
Neos Therapeutics, Inc.*	8,267	21,577
Ocular Therapeutix, Inc.*	6,052	24,026
Odonate Therapeutics, Inc.*	1,251	27,660
Omeros Corp.* (a)	7,870	136,702
Optinose, Inc.* (a)	3,526	36,318
Osmotica Pharmaceuticals PLC*	1,755	6,318
Pacira Pharmaceuticals, Inc.*	6,864	261,244
Paratek Pharmaceuticals, Inc.* (a)	5,751	30,825
Phibro Animal Health Corp. "A"	3,502	115,566
Prestige Consumer Healthcare, Inc.*	8,967	268,203
Reata Pharmaceuticals, Inc. "A"*	3,270	279,487
resTORbio, Inc.*	1,216	8,293
Revance Therapeutics, Inc.*	6,501	102,456
scPharmaceuticals, Inc.*	1,379	4,137
Sienna Biopharmaceuticals, Inc.*	2,787	6,466
SIGA Technologies, Inc.*	8,744	52,551
Supernus Pharmaceuticals, Inc.*	8,424	295,177
Teligent, Inc.* (a)	7,372	8,552
Tetraphase Pharmaceuticals, Inc.*	9,711	13,013
TherapeuticsMD, Inc.* (a)	31,391	152,874
Theravance Biopharma, Inc.*	7,433	168,506
Tricida, Inc.*	3,052	117,868
Verrica Pharmaceuticals, Inc.*	1,819	19,663
WaVe Life Sciences Ltd.*	3,463	134,538
Xeris Pharmaceuticals, Inc.*	3,475	34,889
Zogenix, Inc.*	7,215	396,897
Zomedica Pharmaceuticals Corp.*	7,406	2,592
		6,925,326
Industrials 13.8%
Aerospace & Defense 1.0%
AAR Corp.	5,660	184,007
Aerojet Rocketdyne Holdings, Inc.*	12,481	443,450
Aerovironment, Inc.*	3,648	249,560
Astronics Corp.*	3,682	120,475
Axon Enterprise, Inc.*	9,885	537,843
Cubic Corp.	5,359	301,390
Ducommun, Inc.*	1,770	77,030
Kratos Defense & Security Solutions, Inc.*	15,150	236,794
Maxar Technologies, Inc.* (a)	9,234	37,121
Mercury Systems, Inc.*	8,085	518,087
Moog, Inc. "A"	5,525	480,399
National Presto Industries, Inc.	856	92,919
The Keyw Holding Corp.* (a)	8,148	70,236
Triumph Group, Inc.	8,375	159,627
Vectrus, Inc.*	1,877	49,909
Wesco Aircraft Holdings, Inc.*	9,583	84,234
		3,643,081
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,041	231,445
Atlas Air Worldwide Holdings, Inc.*	4,087	206,639
Echo Global Logistics, Inc.*	4,736	117,358
Forward Air Corp.	4,957	320,867
Hub Group, Inc. "A"*	5,629	229,945
Radiant Logistics, Inc.*	6,352	40,017
		1,146,271
Airlines 0.4%
Allegiant Travel Co.	2,218	287,165
Hawaiian Holdings, Inc.	8,437	221,471
Mesa Air Group, Inc.*	1,845	15,387
SkyWest, Inc.	8,766	475,906
Spirit Airlines, Inc.*	11,805	624,012
		1,623,941
Building Products 1.1%
AAON, Inc.	7,095	327,647
Advanced Drainage Systems, Inc.	6,225	160,418
American Woodmark Corp.*	2,364	195,337
Apogee Enterprises, Inc.	4,585	171,892
Armstrong Flooring, Inc.*	3,472	47,219
Builders FirstSource, Inc.*	19,428	259,169
Caesarstone Ltd.	3,814	59,537
Continental Building Products, Inc.*	6,407	158,830
CSW Industrials, Inc.*	2,564	146,892
Gibraltar Industries, Inc.*	5,498	223,274
Griffon Corp.	5,939	109,753
Insteel Industries, Inc.	3,005	62,865
JELD-WEN Holding, Inc.*	11,696	206,551
Masonite International Corp.*	4,534	226,201
NCI Building Systems, Inc.*	6,972	42,947
Patrick Industries, Inc.*	3,970	179,920
PGT Innovations, Inc.*	9,739	134,885
Quanex Building Products Corp.	5,655	89,858
Simpson Manufacturing Co., Inc.	7,140	423,188
Trex Co., Inc.*	10,169	625,597
Universal Forest Products, Inc.	10,324	308,584
		4,160,564
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	11,382	413,736
Acco Brands Corp.	17,222	147,420
Advanced Disposal Services, Inc.*	12,486	349,608
Brady Corp. "A"	8,206	380,840
BrightView Holdings, Inc.*	5,084	73,210
Casella Waste Systems, Inc. "A"*	7,464	265,420
CECO Environmental Corp.*	5,438	39,154
Charah Solutions, Inc.*	1,307	8,365
Cimpress NV*	3,787	303,452
CompX International, Inc.	395	5,779
Covanta Holding Corp.	20,242	350,389
Deluxe Corp.	7,957	347,880
Ennis, Inc.	4,318	89,642
Healthcare Services Group, Inc.	12,745	420,457
Heritage-Crystal Clean, Inc.*	2,613	71,727
Herman Miller, Inc.	10,048	353,489
HNI Corp.	7,471	271,122
Interface, Inc.	10,163	155,697
Kimball International, Inc. "B"	6,150	86,961
Knoll, Inc.	8,342	157,747
LSC Communications, Inc.	5,898	38,514
Matthews International Corp. "A"	5,362	198,126
McGrath RentCorp.	4,147	234,596
Mobile Mini, Inc.	7,640	259,302
MSA Safety, Inc.	5,864	606,338
Multi-Color Corp.	2,385	118,988
NL Industries, Inc.*	1,487	5,769
PICO Holdings, Inc.*	3,587	35,511
Pitney Bowes, Inc.	32,371	222,389
Quad Graphics, Inc.	5,323	63,344
R.R. Donnelley & Sons Co.	12,460	58,811
SP Plus Corp.*	3,894	132,863
Steelcase, Inc. "A"	14,601	212,444
Team, Inc.*	5,074	88,795
Tetra Tech, Inc.	9,536	568,250
The Brink's Co.	8,648	652,146
U.S. Ecology, Inc.	3,770	211,045
UniFirst Corp.	2,630	403,705
Viad Corp.	3,503	197,184
VSE Corp.	1,413	44,622
		8,644,837
Construction & Engineering 1.0%
Aegion Corp.*	5,376	94,456
Ameresco, Inc. "A"*	3,399	54,996
Argan, Inc.	2,518	125,774
Comfort Systems U.S.A., Inc.	6,320	331,105
Dycom Industries, Inc.*	5,198	238,796
EMCOR Group, Inc.	9,869	721,227
Granite Construction, Inc.	7,568	326,559
Great Lakes Dredge & Dock Co.*	9,817	87,470
HC2 Holdings, Inc.*	7,415	18,167
IES Holdings, Inc.*	1,464	26,015
Infrastructure and Energy Alternatives, Inc.*	3,204	16,789
KBR, Inc.	24,304	463,963
MasTec, Inc.*	10,914	524,964
MYR Group, Inc.*	2,773	96,029
Northwest Pipe Co.*	1,648	39,552
NV5 Holdings, Inc.*	1,614	95,807
Orion Group Holdings, Inc.*	4,962	14,489
Primoris Services Corp.	7,219	149,289
Sterling Construction Co., Inc.*	4,569	57,204
Tutor Perini Corp.*	6,320	108,198
Willscot Corp.*	6,501	72,096
		3,662,945
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,147	39,434
Atkore International Group, Inc.*	6,729	144,875
AZZ, Inc.	4,466	182,793
Babcock & Wilcox Enterprises, Inc.*	6,000	2,467
Encore Wire Corp.	3,515	201,128
Energous Corp.* (a)	4,374	27,731
EnerSys	7,417	483,292
Enphase Energy, Inc.* (a)	14,866	137,213
FuelCell Energy, Inc.* (a)	15,235	3,751
Generac Holdings, Inc.*	10,451	535,405
Plug Power, Inc.* (a)	37,716	90,518
Powell Industries, Inc.	1,591	42,241
Preformed Line Products Co.	538	28,562
Sunrun, Inc.*	16,630	233,818
Thermon Group Holdings, Inc.*	5,592	137,060
TPI Composites, Inc.*	2,512	71,894
Vicor Corp.*	3,003	93,153
Vivint Solar, Inc.*	6,752	33,558
		2,488,893
Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,172	236,820
Machinery 3.5%
Actuant Corp. "A"	10,507	256,056
Alamo Group, Inc.	1,662	166,100
Albany International Corp. "A"	4,953	354,585
Altra Industrial Motion Corp.	10,334	320,871
Astec Industries, Inc.	3,899	147,226
Barnes Group, Inc.	8,243	423,773
Blue Bird Corp.*	2,433	41,191
Briggs & Stratton Corp.	7,135	84,407
Chart Industries, Inc.*	5,302	479,937
CIRCOR International, Inc.*	2,744	89,454
Columbus McKinnon Corp.	3,849	132,213
Commercial Vehicle Group, Inc.*	4,851	37,207
Douglas Dynamics, Inc.	3,826	145,656
Energy Recovery, Inc.* (a)	5,903	51,533
EnPro Industries, Inc.	3,522	226,993
ESCO Technologies, Inc.	4,392	294,396
Evoqua Water Technologies Corp.*	13,022	163,817
Federal Signal Corp.	10,242	266,190
Franklin Electric Co., Inc.	7,991	408,260
FreightCar America, Inc.*	2,340	14,414
Gencor Industries, Inc.*	1,322	16,340
Global Brass & Copper Holdings, Inc.	3,751	129,184
Gorman-Rupp Co.	3,000	101,820
Graham Corp.	1,680	32,978
Greenbrier Companies, Inc.	5,452	175,718
Harsco Corp.*	13,851	279,236
Hillenbrand, Inc.	10,828	449,687
Hurco Companies, Inc.	1,130	45,573
Hyster-Yale Materials Handling, Inc.	1,782	111,126
John Bean Technologies Corp.	5,386	494,920
Kadant, Inc.	1,887	165,981
Kennametal, Inc.	14,030	515,603
L.B. Foster Co. "A"*	1,570	29,547
Lindsay Corp.	1,847	178,771
Lydall, Inc.*	2,877	67,494
Manitex International, Inc.*	2,718	20,793
Manitowoc Co., Inc.*	6,074	99,674
Meritor, Inc.*	13,692	278,632
Milacron Holdings Corp.*	11,948	135,251
Miller Industries, Inc.	1,852	57,134
Mueller Industries, Inc.	9,757	305,784
Mueller Water Products, Inc. "A"	26,666	267,727
Navistar International Corp.*	8,455	273,097
NN, Inc.	6,991	52,363
Omega Flex, Inc.	507	38,431
Park-Ohio Holdings Corp.	1,510	48,894
Proto Labs, Inc.*	4,663	490,268
RBC Bearings, Inc.*	4,112	522,923
REV Group, Inc. (a)	4,840	52,998
Rexnord Corp.*	18,012	452,822
Spartan Motors, Inc.	6,069	53,589
SPX Corp.*	7,417	258,037
SPX FLOW, Inc.*	7,258	231,530
Standex International Corp.	2,122	155,755
Sun Hydraulics Corp.	4,977	231,480
Tennant Co.	3,072	190,740
The Eastern Co.	1,014	27,905
Titan International, Inc.	8,189	48,888
TriMas Corp.*	7,907	239,029
Twin Disc, Inc.*	1,651	27,489
Wabash National Corp.	9,542	129,294
Watts Water Technologies, Inc. "A"	4,794	387,451
Woodward, Inc.	9,229	875,740
		12,851,975
Marine 0.1%
Costamare, Inc.	8,752	45,511
Eagle Bulk Shipping, Inc.*	8,691	40,413
Genco Shipping & Trading Ltd.*	1,404	10,474
Matson, Inc.	7,288	263,024
Safe Bulkers, Inc.*	9,520	13,899
Scorpio Bulkers, Inc.	9,412	36,142
		409,463
Professional Services 1.5%
Acacia Research Corp.*	8,909	29,043
ASGN, Inc.*	8,741	554,966
Barrett Business Services, Inc.	1,203	93,028
BG Staffing, Inc.	1,352	29,528
CBIZ, Inc.*	8,936	180,865
CRA International, Inc.	1,379	69,695
Exponent, Inc.	8,889	513,073
Forrester Research, Inc.	1,766	85,386
Franklin Covey Co.*	1,584	40,075
FTI Consulting, Inc.*	6,547	502,941
GP Strategies Corp.*	2,022	24,567
Heidrick & Struggles International, Inc.	3,213	123,154
Huron Consulting Group, Inc.*	3,810	179,908
ICF International, Inc.	3,117	237,141
Innerworkings, Inc.*	6,763	24,482
Insperity, Inc.	6,598	815,909
Kelly Services, Inc. "A"	5,338	117,756
Kforce, Inc.	3,976	139,637
Korn/Ferry International	9,716	435,083
Mistras Group, Inc.*	2,837	39,179
Navigant Consulting, Inc.	7,303	142,189
Resources Connection, Inc.	5,155	85,264
TriNet Group, Inc.*	7,510	448,647
TrueBlue, Inc.*	6,964	164,629
Upwork, Inc.*	2,046	39,161
WageWorks, Inc.*	6,837	258,165
Willdan Group, Inc.*	1,722	63,835
		5,437,306
Road & Rail 0.5%
ArcBest Corp.	4,412	135,845
Avis Budget Group, Inc.*	11,203	390,537
Covenant Transportation Group, Inc. "A"*	2,035	38,624
Daseke, Inc.*	7,313	37,223
Heartland Express, Inc.	8,037	154,953
Hertz Global Holdings, Inc.*	9,427	163,747
Marten Transport Ltd.	6,709	119,621
P.A.M. Transportation Services, Inc.*	316	15,465
Saia, Inc.*	4,405	269,146
U.S. Xpress Enterprises, Inc. "A"*	3,914	25,872
Universal Logistics Holdings, Inc.	1,310	25,781
USA Truck, Inc.*	1,496	21,602
Werner Enterprises, Inc.	8,093	276,376
YRC Worldwide, Inc.*	5,353	35,812
		1,710,604
Trading Companies & Distributors 1.2%
Aircastle Ltd.	9,401	190,276
Applied Industrial Technologies, Inc.	6,578	391,194
Beacon Roofing Supply, Inc.*	11,731	377,269
BlueLinx Holdings, Inc.* (a)	1,453	38,708
BMC Stock Holdings, Inc.*	11,614	205,219
CAI International, Inc.*	2,934	68,069
DXP Enterprises, Inc.*	2,739	106,602
EVI Industries, Inc.	681	25,967
Foundation Building Materials, Inc.*	2,698	26,548
GATX Corp.	6,478	494,725
General Finance Corp.*	1,824	17,018
GMS, Inc.*	5,484	82,918
H&E Equipment Services, Inc.	5,474	137,452
Herc Holdings, Inc.*	4,135	161,182
Kaman Corp.	4,765	278,467
Lawson Products, Inc.*	1,047	32,834
MRC Global, Inc.*	14,474	253,005
NOW, Inc.*	18,566	259,181
Rush Enterprises, Inc. "A"	5,180	216,576
Rush Enterprises, Inc. "B"	817	33,930
SiteOne Landscape Supply, Inc.*	6,979	398,850
Systemax, Inc.	2,011	45,529
Textainer Group Holdings Ltd.*	4,465	43,087
Titan Machinery, Inc.*	3,108	48,360
Triton International Ltd.	8,900	276,790
Veritiv Corp.*	1,893	49,824
Willis Lease Finance Corp.*	574	24,332
		4,283,912
Information Technology 15.0%
Communications Equipment 1.6%
Acacia Communications, Inc.*	4,699	269,488
ADTRAN, Inc.	8,216	112,559
Aerohive Networks, Inc.*	6,216	28,158
Applied Optoelectronics, Inc.* (a)	3,437	41,931
CalAmp Corp.*	5,771	72,599
Calix, Inc.*	7,414	57,088
Casa Systems, Inc.*	4,664	38,711
Ciena Corp.*	24,647	920,319
Clearfield, Inc.*	1,805	26,534
Comtech Telecommunications Corp.	3,940	91,487
DASAN Zhone Solutions, Inc.*	1,081	11,556
Digi International, Inc.*	4,497	56,977
Extreme Networks, Inc.*	20,095	150,512
Finisar Corp.*	20,179	467,547
Harmonic, Inc.*	14,243	77,197
Infinera Corp.*	25,870	112,276
InterDigital, Inc.	5,781	381,430
KVH Industries, Inc.*	2,950	30,060
Lumentum Holdings, Inc.*	13,073	739,147
NETGEAR, Inc.*	5,371	177,888
NetScout Systems, Inc.*	12,896	361,991
Plantronics, Inc.	5,698	262,735
Quantenna Communications, Inc.*	5,821	141,625
Ribbon Communications, Inc.*	8,818	45,413
ViaSat, Inc.*	9,523	738,032
Viavi Solutions, Inc.*	39,090	483,934
		5,897,194
Electronic Equipment, Instruments & Components 2.5%
Anixter International, Inc.*	5,075	284,758
Arlo Technologies, Inc.*	12,988	53,640
AVX Corp.	8,022	139,102
Badger Meter, Inc.	4,916	273,526
Bel Fuse, Inc. "B"	1,697	42,900
Belden, Inc.	6,956	373,537
Benchmark Electronics, Inc.	7,581	199,001
Control4 Corp.*	4,473	75,728
CTS Corp.	5,629	165,324
Daktronics, Inc.	6,063	45,169
ePlus, Inc.*	2,305	204,085
Fabrinet*	6,203	324,789
FARO Technologies, Inc.*	2,936	128,920
Fitbit, Inc. "A"*	36,784	217,761
II-VI, Inc.*	10,809	402,527
Insight Enterprises, Inc.*	6,046	332,893
Iteris, Inc.*	4,585	19,119
Itron, Inc.*	5,830	271,970
KEMET Corp.	9,699	164,592
Kimball Electronics, Inc.*	4,328	67,041
Knowles Corp.*	15,038	265,120
Maxwell Technologies, Inc.* (a)	6,459	28,872
Mesa Laboratories, Inc.	578	133,229
Methode Electronics, Inc.	6,210	178,724
MTS Systems Corp.	3,081	167,791
Napco Security Technologies, Inc.*	1,990	41,273
nLight, Inc.* (a)	3,829	85,310
Novanta, Inc.*	5,632	477,199
OSI Systems, Inc.*	2,894	253,514
PAR Technology Corp.*	1,867	45,667
Park Electrochemical Corp.	3,255	51,104
PC Connection, Inc.	1,896	69,526
Plexus Corp.*	5,251	320,048
Rogers Corp.*	3,157	501,584
Sanmina Corp.*	11,682	337,026
ScanSource, Inc.*	4,340	155,459
SYNNEX Corp.	7,153	682,325
Tech Data Corp.*	6,404	655,834
TTM Technologies, Inc.*	16,161	189,569
Vishay Intertechnology, Inc.	22,805	421,208
Vishay Precision Group, Inc.*	1,696	58,020
		8,904,784
IT Services 2.1%
Brightcove, Inc.*	5,975	50,250
CACI International, Inc. "A"*	4,230	769,945
Carbonite, Inc.*	5,547	137,621
Cardtronics PLC "A"*	6,820	242,656
Cass Information Systems, Inc.	2,462	116,453
CSG Systems International, Inc.	5,588	236,372
Endurance International Group Holdings, Inc.*	12,046	87,333
Everi Holdings, Inc.*	11,186	117,677
EVERTEC, Inc.	10,480	291,449
Evo Payments, Inc. "A"*	4,313	125,293
Exela Technologies, Inc.*	7,514	25,097
Exlservice Holdings, Inc.*	5,746	344,875
GTT Communications, Inc.* (a)	7,292	253,032
I3 Verticals, Inc. "A"*	1,673	40,185
Information Services Group, Inc.*	5,870	21,895
Internap Corp.* (a)	3,838	19,036
Limelight Networks, Inc.*	19,590	63,276
LiveRamp Holdings, Inc.*	11,648	635,631
ManTech International Corp. "A"	4,552	245,899
MAXIMUS, Inc.	10,999	780,709
MoneyGram International, Inc.*	5,584	11,391
NIC, Inc.	11,067	189,135
Perficient, Inc.*	5,567	152,480
Perspecta, Inc.	24,414	493,651
PFSweb, Inc.*	2,837	14,781
Presidio, Inc.	6,976	103,245
PRGX Global, Inc.*	3,855	30,532
Science Applications International Corp.	8,695	669,080
ServiceSource International, Inc.*	14,748	13,589
Sykes Enterprises, Inc.*	6,806	192,474
The Hackett Group, Inc.	4,011	63,374
Travelport Worldwide Ltd.	21,611	339,941
TTEC Holdings, Inc.	2,424	87,821
Tucows, Inc. "A"*	1,638	132,973
Unisys Corp.* (a)	8,668	101,155
Virtusa Corp.*	4,885	261,103
		7,461,409
Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc. "A"*	1,514	23,361
Adesto Technologies Corp.*	4,538	27,455
Advanced Energy Industries, Inc.*	6,600	327,888
Alpha & Omega Semiconductor Ltd.*	3,567	41,056
Ambarella, Inc.* (a)	5,333	230,386
Amkor Technology, Inc.*	17,614	150,424
Aquantia Corp.*	3,961	35,887
Axcelis Technologies, Inc.*	5,511	110,881
AXT, Inc.*	6,064	26,985
Brooks Automation, Inc.	11,955	350,640
Cabot Microelectronics Corp.	4,892	547,708
CEVA, Inc.*	3,792	102,232
Cirrus Logic, Inc.*	10,181	428,315
Cohu, Inc.	6,811	100,462
Cree, Inc.*	17,756	1,015,998
Diodes, Inc.*	6,915	239,951
Entegris, Inc.	24,421	871,586
FormFactor, Inc.*	12,721	204,681
Ichor Holdings Ltd.* (a)	3,792	85,623
Impinj, Inc.*	2,937	49,209
Inphi Corp.*	7,473	326,869
Integrated Device Technology, Inc.*	22,326	1,093,751
Kopin Corp.*	9,314	12,481
Lattice Semiconductor Corp.*	20,134	240,199
MACOM Technology Solutions Holdings, Inc.*	7,767	129,787
MaxLinear, Inc.*	10,889	277,996
Nanometrics, Inc.*	3,922	121,111
NeoPhotonics Corp.*	6,091	38,312
NVE Corp.	820	80,270
PDF Solutions, Inc.*	4,640	57,304
Photronics, Inc.*	11,458	108,278
Power Integrations, Inc.	4,927	344,594
Rambus, Inc.*	18,373	191,998
Rudolph Technologies, Inc.*	5,428	123,758
Semtech Corp.*	11,195	569,937
Silicon Laboratories, Inc.*	7,392	597,717
SMART Global Holdings, Inc.*	2,225	42,720
SunPower Corp.* (a)	10,348	67,366
Synaptics, Inc.*	5,967	237,188
Ultra Clean Holdings, Inc.*	6,614	68,455
Veeco Instruments, Inc.*	8,146	88,303
Xperi Corp.	8,423	197,098
		9,986,220
Software 5.8%
8x8, Inc.*	16,162	326,472
A10 Networks, Inc.*	9,228	65,427
ACI Worldwide, Inc.*	19,735	648,689
Agilysys, Inc.*	2,773	58,704
Alarm.com Holdings, Inc.*	5,379	349,097
Altair Engineering, Inc. "A"*	4,281	157,584
Alteryx, Inc. "A"*	5,029	421,782
Amber Road, Inc.*	4,211	36,509
American Software, Inc. "A"	4,742	56,667
Anaplan, Inc.*	3,079	121,189
Appfolio, Inc. "A"*	2,683	213,030
Asure Software, Inc.*	2,337	14,279
Avalara, Inc.*	4,759	265,505
Avaya Holdings Corp.*	18,010	303,108
Benefitfocus, Inc.*	4,845	239,924
Blackbaud, Inc.	8,298	661,600
Blackline, Inc.*	6,316	292,557
Bottomline Technologies de, Inc.*	7,263	363,804
Box, Inc. "A"*	21,669	418,428
Carbon Black, Inc.*	6,584	91,847
ChannelAdvisor Corp.*	4,315	52,557
Cision Ltd.*	11,498	158,327
Cloudera, Inc.*	34,464	377,036
CommVault Systems, Inc.*	6,886	445,800
Cornerstone OnDemand, Inc.*	9,356	512,522
Coupa Software, Inc.*	9,603	873,681
Digimarc Corp.* (a)	1,972	61,881
Domo, Inc. "B"* (a)	2,877	116,029
Ebix, Inc. (a)	4,136	204,194
eGain Corp.*	2,892	30,221
Ellie Mae, Inc.*	5,965	588,686
Envestnet, Inc.*	7,682	502,326
Everbridge, Inc.*	5,016	376,250
Five9, Inc.*	9,864	521,115
ForeScout Technologies, Inc.*	5,289	221,662
Fusion Connect, Inc.*	3,906	5,117
HubSpot, Inc.*	6,367	1,058,259
Instructure, Inc.*	5,458	257,181
j2 Global, Inc.	8,063	698,256
LivePerson, Inc.*	10,125	293,828
Majesco*	1,211	8,538
MicroStrategy, Inc. "A"*	1,484	214,067
Mitek Systems, Inc.*	5,755	70,441
MobileIron, Inc.*	13,284	72,664
Model N, Inc.*	4,302	75,457
Monotype Imaging Holdings, Inc.	7,025	139,727
New Relic, Inc.*	7,755	765,419
OneSpan, Inc.*	5,349	102,808
Park City Group, Inc.*	2,531	20,223
Paylocity Holding Corp.*	4,981	444,255
Progress Software Corp.	7,702	341,738
PROS Holdings, Inc.*	5,434	229,532
Q2 Holdings, Inc.*	6,431	445,411
QAD, Inc. "A"	1,764	75,976
Qualys, Inc.*	5,857	484,608
Rapid7, Inc.*	6,339	320,817
Rimini Street, Inc.*	1,815	9,075
SailPoint Technologies Holding, Inc.*	12,003	344,726
SecureWorks Corp. "A"*	1,587	29,201
ShotSpotter, Inc.*	1,203	46,436
SPS Commerce, Inc.*	2,953	313,195
SVMK, Inc.*	2,888	52,590
Telaria, Inc.*	7,203	45,667
TeleNav, Inc.*	5,529	33,561
Tenable Holdings, Inc.*	5,119	162,068
TiVo Corp.	20,764	193,521
Trade Desk, Inc. "A"*	5,730	1,134,254
Upland Software, Inc.*	2,694	114,118
Varonis Systems, Inc.*	4,851	289,265
Verint Systems, Inc.*	11,103	664,626
Veritone, Inc.*	1,341	6,973
Virnetx Holding Corp.* (a)	9,773	61,863
Workiva, Inc.*	4,997	253,348
Yext, Inc.*	14,641	320,052
Zix Corp.*	9,291	63,922
Zscaler, Inc.*	10,452	741,360
		21,152,632
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* (a)	18,773	201,997
Avid Technology, Inc.*	4,668	34,777
Cray, Inc.*	6,948	180,995
Diebold Nixdorf, Inc.	13,100	145,017
Eastman Kodak Co.* (a)	3,132	9,271
Electronics for Imaging, Inc.*	7,540	202,826
Immersion Corp.*	4,137	34,875
Stratasys Ltd.*	8,715	207,591
U.S.A. Technologies, Inc.*	9,358	38,836
		1,056,185
Materials 3.7%
Chemicals 2.0%
Advanced Emissions Solutions, Inc.	3,328	38,472
AdvanSix, Inc.*	5,161	147,450
AgroFresh Solutions, Inc.*	5,904	19,719
American Vanguard Corp.	4,888	84,171
Amyris, Inc.* (a)	5,678	11,867
Balchem Corp.	5,517	511,978
Chase Corp.	1,242	114,935
Ferro Corp.*	14,304	270,775
Flotek Industries, Inc.*	9,983	32,345
FutureFuel Corp.	4,321	57,901
GCP Applied Technologies, Inc.*	12,365	366,004
H.B. Fuller Co.	8,724	424,335
Hawkins, Inc.	1,609	59,260
Ingevity Corp.*	7,292	770,108
Innophos Holdings, Inc.	3,346	100,848
Innospec, Inc.	4,171	347,653
Intrepid Potash, Inc.*	16,063	60,879
Koppers Holdings, Inc.*	3,533	91,787
Kraton Corp.*	5,331	171,552
Kronos Worldwide, Inc.	4,040	56,641
Livent Corp.*	25,694	315,522
LSB Industries, Inc.*	3,974	24,798
Marrone Bio Innovations, Inc.*	10,223	15,641
Minerals Technologies, Inc.	6,088	357,914
Omnova Solutions, Inc.*	7,411	52,025
PolyOne Corp.	13,759	403,276
PQ Group Holdings, Inc.*	6,286	95,359
Quaker Chemical Corp.	2,248	450,342
Rayonier Advanced Materials, Inc.	8,713	118,148
Sensient Technologies Corp.	7,335	497,240
Stepan Co.	3,489	305,357
Trecora Resources*	3,648	33,160
Tredegar Corp.	4,431	71,516
Trinseo SA	7,370	333,861
Tronox Holdings PLC "A"	16,095	211,649
Valhi, Inc.	4,843	11,187
		7,035,675
Construction Materials 0.1%
Forterra, Inc.*	3,676	15,513
Summit Materials, Inc. "A"*	19,282	306,005
U.S. Concrete, Inc.*	2,711	112,290
United States Lime & Minerals, Inc.	377	29,074
		462,882
Containers & Packaging 0.1%
Greif, Inc. "A"	4,413	182,036
Greif, Inc. "B"	929	45,419
Myers Industries, Inc.	6,046	103,447
UFP Technologies, Inc.*	1,205	45,067
		375,969
Metals & Mining 1.1%
AK Steel Holding Corp.* (a)	54,179	148,992
Allegheny Technologies, Inc.*	21,599	552,286
Carpenter Technology Corp.	8,025	367,946
Century Aluminum Co.*	8,889	78,934
Cleveland-Cliffs, Inc.	50,321	502,707
Coeur Mining, Inc.*	32,919	134,310
Commercial Metals Co.	20,037	342,232
Compass Minerals International, Inc.	5,863	318,771
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units)* (b)	12,466	0
Gold Resource Corp.	8,477	33,315
Haynes International, Inc.	2,045	67,137
Hecla Mining Co.	78,710	181,033
Kaiser Aluminum Corp.	2,773	290,416
Materion Corp.	3,461	197,485
Olympic Steel, Inc.	1,440	22,853
Ramaco Resources, Inc.*	1,195	6,931
Ryerson Holding Corp.*	2,757	23,600
Schnitzer Steel Industries, Inc. "A"	4,425	106,200
SunCoke Energy, Inc.*	11,160	94,748
Synalloy Corp.	1,549	23,545
TimkenSteel Corp.*	6,796	73,805
Universal Stainless & Alloy Products, Inc.*	1,566	25,949
Warrior Met Coal, Inc.	7,427	225,781
Worthington Industries, Inc.	6,982	260,568
		4,079,544
Paper & Forest Products 0.4%
Boise Cascade Co.	6,690	179,024
Clearwater Paper Corp.*	2,701	52,616
Louisiana-Pacific Corp.	24,435	595,725
Neenah, Inc.	2,872	184,842
P.H. Glatfelter Co.	7,475	105,547
Schweitzer-Mauduit International, Inc.	5,290	204,829
Verso Corp. "A"*	5,930	127,021
		1,449,604
Real Estate 7.3%
Equity Real Estate Investment Trusts (REITs) 6.7%
Acadia Realty Trust	13,869	378,208
Agree Realty Corp.	5,773	400,300
Alexander & Baldwin, Inc.	11,749	298,895
Alexander's, Inc.	365	137,302
American Assets Trust, Inc.	6,636	304,327
Americold Realty Trust	21,861	666,979
Armada Hoffler Properties, Inc.	8,490	132,359
Ashford Hospitality Trust	14,596	69,331
Bluerock Residential Growth REIT, Inc.	3,880	41,826
Braemar Hotels & Resorts, Inc.	4,874	59,512
BRT Apartments Corp.	1,538	21,347
CareTrust REIT, Inc.	14,334	336,276
CatchMark Timber Trust, Inc. "A"	8,397	82,459
CBL & Associates Properties, Inc. (a)	28,202	43,713
Cedar Realty Trust, Inc.	14,993	50,976
Chatham Lodging Trust	7,908	152,150
Chesapeake Lodging Trust	10,222	284,274
City Office REIT, Inc.	6,548	74,058
Clipper Realty, Inc.	2,541	34,024
Community Healthcare Trust, Inc.	2,984	107,096
CoreCivic, Inc.	20,417	397,111
CorEnergy Infrastructure Trust, Inc.	2,091	76,844
CorePoint Lodging, Inc.	7,074	79,017
Cousins Properties, Inc.	72,498	700,331
DiamondRock Hospitality Co.	35,791	387,617
Easterly Government Properties, Inc.	10,468	188,529
EastGroup Properties, Inc.	6,054	675,869
Essential Properties Realty Trust, Inc.	6,149	120,028
Farmland Partners, Inc.	5,124	32,794
First Industrial Realty Trust, Inc.	21,454	758,613
Four Corners Property Trust, Inc.	11,658	345,077
Franklin Street Properties Corp.	17,793	127,932
Front Yard Residential Corp.	8,334	77,256
Getty Realty Corp.	5,626	180,201
Gladstone Commercial Corp.	4,960	103,019
Gladstone Land Corp.	2,433	30,777
Global Medical REIT, Inc.	3,926	38,553
Global Net Lease, Inc.	13,178	249,064
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,238	262,502
Healthcare Realty Trust, Inc.	21,330	684,906
Hersha Hospitality Trust	6,138	105,205
Independence Realty Trust, Inc.	15,533	167,601
Industrial Logistics Properties Trust	11,114	224,169
InfraREIT, Inc.	7,644	160,295
Innovative Industrial Properties, Inc. (a)	1,586	129,560
Investors Real Estate Trust	2,062	123,534
iStar, Inc.	10,989	92,527
Jernigan Capital, Inc.	3,273	68,864
Kite Realty Group Trust	14,262	228,049
Lexington Realty Trust	36,527	330,935
LTC Properties, Inc.	6,768	309,974
Mack-Cali Realty Corp.	15,567	345,587
MedEquities Realty Trust, Inc.	4,908	54,626
Monmouth Real Estate Investment Corp.	15,405	203,038
National Health Investors, Inc.	7,043	553,228
National Storage Affiliates Trust	9,735	277,545
New Senior Investment Group, Inc.	12,754	69,509
NexPoint Residential Trust, Inc.	3,155	120,963
NorthStar Realty Europe Corp.	7,694	133,568
Office Properties Income Trust	8,194	226,482
One Liberty Properties, Inc.	2,542	73,718
Pebblebrook Hotel Trust	22,310	692,949
Pennsylvania Real Estate Investment Trust (a)	11,790	74,159
Physicians Realty Trust	31,440	591,386
Piedmont Office Realty Trust, Inc. "A"	21,711	452,674
PotlatchDeltic Corp.	11,402	430,882
Preferred Apartment Communities, Inc. "A"	6,879	101,947
PS Business Parks, Inc.	3,425	537,143
QTS Realty Trust, Inc. "A"	8,764	394,292
Retail Opportunity Investments Corp.	19,361	335,720
Rexford Industrial Realty, Inc.	15,902	569,451
RLJ Lodging Trust	29,943	526,098
RPT Realty	13,664	164,105
Ryman Hospitality Properties, Inc.	7,693	632,672
Sabra Health Care REIT, Inc.	30,615	596,074
Safehold, Inc.	1,460	31,843
Saul Centers, Inc.	2,011	103,305
Seritage Growth Properties "A" (a)	5,623	249,886
Spirit MTA REIT	7,160	46,468
STAG Industrial, Inc.	16,889	500,759
Summit Hotel Properties, Inc.	17,805	203,155
Sunstone Hotel Investors, Inc.	39,322	566,237
Tanger Factory Outlet Centers, Inc.	15,813	331,757
Terreno Realty Corp.	10,335	434,483
The Geo Group, Inc.	20,657	396,614
Tier REIT, Inc.	9,214	264,073
UMH Properties, Inc.	5,593	78,749
Universal Health Realty Income Trust	2,194	166,108
Urban Edge Properties	18,838	357,922
Urstadt Biddle Properties "A"	5,041	104,046
Washington Prime Group, Inc. (a)	32,104	181,388
Washington Real Estate Investment Trust	13,779	391,048
Whitestone REIT	6,587	79,176
Xenia Hotels & Resorts, Inc.	19,395	424,944
		24,201,942
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA* (a)	1,588	37,588
American Realty Investors, Inc.*	447	5,409
Consolidated-Tomoka Land Co.	678	40,036
Cushman & Wakefield PLC*	10,945	194,821
Forestar Group, Inc.*	1,643	28,408
FRP Holdings, Inc.*	1,234	58,701
Griffin Land & Nurseries, Inc.	211	7,353
HFF, Inc. "A"	6,446	307,797
Kennedy-Wilson Holdings, Inc.	21,536	460,655
Marcus & Millichap, Inc.*	3,340	136,038
Maui Land & Pineapple Co., Inc.*	1,307	14,939
Newmark Group, Inc. "A"	25,653	213,946
RE/MAX Holdings, Inc. "A"	3,054	117,701
Redfin Corp.* (a)	13,598	275,631
Stratus Properties, Inc.*	967	25,538
Tejon Ranch Co.*	3,543	62,357
The RMR Group, Inc. "A"	1,201	73,237
The St. Joe Co.*	5,969	98,429
Transcontinental Realty Investors, Inc.*	357	11,153
Trinity Place Holdings, Inc.*	3,657	14,628
		2,184,365
Utilities 3.6%
Electric Utilities 1.2%
ALLETE, Inc.	8,854	728,065
El Paso Electric Co.	6,966	409,740
IDACORP, Inc.	8,682	864,206
MGE Energy, Inc.	5,990	407,140
Otter Tail Corp.	6,754	336,484
PNM Resources, Inc.	13,680	647,611
Portland General Electric Co.	15,404	798,544
Spark Energy, Inc. "A"	2,257	20,110
		4,211,900
Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,717	247,818
New Jersey Resources Corp.	15,006	747,149
Northwest Natural Holding Co.	4,932	323,687
ONE Gas, Inc.	8,975	799,044
RGC Resources, Inc.	1,301	34,490
South Jersey Industries, Inc.	15,858	508,566
Southwest Gas Holdings, Inc.	9,059	745,193
Spire, Inc.	8,497	699,218
		4,105,165
Independent Power & Renewable Electricity Producers 0.3%
Atlantic Power Corp.*	19,053	48,013
Clearway Energy, Inc. "A"	5,807	84,434
Clearway Energy, Inc. "C"	12,669	191,429
Ormat Technologies, Inc.	6,846	377,557
Pattern Energy Group, Inc. "A"	13,914	306,108
TerraForm Power, Inc. "A"	12,607	173,220
		1,180,761
Multi-Utilities 0.5%
Avista Corp.	11,304	459,169
Black Hills Corp.	9,221	682,999
NorthWestern Corp.	8,703	612,778
Unitil Corp.	2,488	134,775
		1,889,721
Water Utilities 0.5%
American States Water Co.	6,292	448,620
AquaVenture Holdings Ltd.*	1,909	36,939
Artesian Resources Corp. "A"	1,300	48,451
Cadiz, Inc.* (a)	4,049	39,194
California Water Service Group	8,254	448,027
Connecticut Water Service, Inc.	2,079	142,723
Consolidated Water Co., Ltd.	2,624	33,771
Global Water Resources, Inc.	2,048	20,091
Middlesex Water Co.	2,725	152,573
Pure Cycle Corp.*	3,157	31,128
SJW Group	4,064	250,911
York Water Co.	2,145	73,617
		1,726,045
Total Common Stocks (Cost $276,782,035)		349,076,113
Rights 0.0%
Health Care 0.0%
Omthera Pharmaceutical, Inc. * (b)	1,167	700
Tobira Therapeutics, Inc. * (b)	1,687	101
		801
Materials 0.0%
Schulman A, Inc., "A"* (b)	5,009	2,169
Total Rights (Cost $2,270)		2,970
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bill, 2.42% **, 7/18/2019 (c) (Cost $1,508,965)	1,520,000	1,509,233
	Shares	Value ($)
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (d) (e) (Cost $13,588,277)	13,588,277	13,588,277
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.47% (d) (Cost $13,044,144)	13,044,144	13,044,144
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $304,925,691)	103.7	377,220,737
Other Assets and Liabilities, Net	(3.7)	(13,542,709)
Net Assets	100.0	363,678,028

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 3.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (d) (e)
14,620,153	—	1,031,876 (f)	—	—	70,294	—	13,588,277	13,588,277
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.47% (d)
4,694,157	42,993,187	34,643,200	—	—	35,504	—	13,044,144	13,044,144
19,314,310	42,993,187	35,675,076	—	—	105,798	—	26,632,421	26,632,421

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $13,256,550, which is 3.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	6/21/2019	208	15,935,626	16,055,520	119,894

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$349,076,113	$—	$—	$349,076,113
Rights (g)	—	—	2,970	2,970
Government & Agency Obligations	—	1,509,233	—	1,509,233
Short-Term Investments (g)	26,632,421	—	—	26,632,421
Derivatives (h)
Futures Contracts	$119,894	$—	$—	$119,894
Total	$375,828,428	$1,509,233	$2,970	$377,340,631

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 119,894